UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 3.3%
	Consumer Staples — 1.3%
	Food Products — 1.3%
115	AAK AB, (Sweden)	8,626
2,700	Archer-Daniels-Midland Co.	98,523
100	Ariake Japan Co., Ltd., (Japan)	4,735
1,558	Associated British Foods plc, (United Kingdom)	83,112
362	Austevoll Seafood ASA, (Norway)	2,236
160	Bakkafrost P/F, (Faroe Islands)	4,351
9	Barry Callebaut AG, (Switzerland) (a)	9,349
2,900	BRF S.A., (Brazil), ADR	41,296
700	Bunge Ltd.	46,627
200	Cal-Maine Foods, Inc.	10,902
360	Chia Tai Enterprises International Ltd., (Hong Kong) (a)	126
9,000	China Agri-Industries Holdings Ltd., (Hong Kong) (a)	3,151
6,000	China Yurun Food Group Ltd., (China) (a)	1,176
36	CJ CheilJedang Corp., (South Korea)	11,196
28,000	CP Pokphand Co., Ltd., (Hong Kong)	3,035
600	Darling Ingredients, Inc. (a)	6,570
8	Emmi AG, (Switzerland) (a)	3,293
2,000	First Resources Ltd., (Singapore)	2,817
200	Fresh Del Monte Produce, Inc.	8,742
709	Glanbia plc, (Ireland)	12,993
25,900	Golden Agri-Resources Ltd., (Singapore)	6,597
743	GrainCorp Ltd., (Australia), Class A	4,397
100	Hokuto Corp., (Japan)	1,896
300	Ingredion, Inc.	29,571
400	Maple Leaf Foods, Inc., (Canada)	6,709
1,439	Marine Harvest ASA, (Norway) (a)	19,467
200	Maruha Nichiro Corp., (Japan)	3,182
1,000	NH Foods Ltd., (Japan)	19,329
2,000	Nichirei Corp., (Japan)	13,086
1,000	Nippon Flour Mills Co., Ltd., (Japan)	6,818
1,200	Nippon Suisan Kaisha Ltd., (Japan)	4,127
300	Pilgrim’s Pride Corp.	6,459
100	Sakata Seed Corp., (Japan)	2,018
216	Salmar ASA, (Norway)	3,626
200	Sanderson Farms, Inc.	14,962
2	Seaboard Corp. (a)	6,600
294	Select Harvests Ltd., (Australia)	1,950
1,000	Showa Sangyo Co., Ltd., (Japan)	3,922
309	Suedzucker AG, (Germany)	5,831
2,074	Tate & Lyle plc, (United Kingdom)	18,398
400	Toyo Suisan Kaisha Ltd., (Japan)	14,328
1,300	Tyson Foods, Inc., Class A	65,000
4,000	Vitasoy International Holdings Ltd., (Hong Kong)	7,125
318	Wessanen, (Netherlands)	3,104
11,100	Wilmar International Ltd., (Singapore)	22,435

	Total Consumer Staples	653,793

	Industrials — 0.6%
	Construction & Engineering — 0.0% (g)
260	OCI N.V., (Netherlands) (a)	6,558

	Machinery — 0.6%
100	Ag Growth International, Inc., (Canada)	2,180
300	AGCO Corp.	15,078
4,705	CNH Industrial N.V., (United Kingdom)	34,393
1,500	Deere & Co.	119,355
1,000	Iseki & Co., Ltd., (Japan)	1,658
5,000	Kubota Corp., (Japan)	83,436
100	Lindsay Corp.	6,976
200	Titan International, Inc.	868

		263,944

	Total Industrials	270,502

	Materials — 1.4%
	Chemicals — 1.4%
700	Agrium, Inc., (Canada)	69,106
117	American Vanguard Corp.	1,844
1,100	CF Industries Holdings, Inc.	50,754
8,000	China BlueChemical Ltd., (China), Class H	2,173
200	Intrepid Potash, Inc. (a)	718
1,753	Israel Chemicals Ltd., (Israel)	8,813
11	Israel Corp., Ltd. (The), (Israel)	2,441
743	K+S AG, (Germany)	21,099
2,200	Monsanto Co.	209,352
1,400	Mosaic Co. (The)	44,296
200	Nihon Nohyaku Co., Ltd., (Japan)	1,323
751	Nufarm Ltd., (Australia)	4,574
337	PhosAgro OAO, (Russia), Reg. S, GDR	4,398
3,800	Potash Corp. of Saskatchewan, Inc., (Canada)	76,913
200	Scotts Miracle-Gro Co. (The), Class A	13,958
400	Sociedad Quimica y Minera de Chile S.A., (Chile), ADR	6,716

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Chemicals — continued
409	Syngenta AG, (Switzerland)	150,635
755	Yara International ASA, (Norway)	34,915

	Total Materials	704,028

	Total Common Stocks (Cost $1,636,596)	1,628,323

Exchange Traded Funds — 20.8%
	Fixed Income — 12.3%
14,987	iShares TIPS Bond ETF	1,660,560
81,191	SPDR Barclays TIPS ETF	4,490,674

	Total Fixed Income	6,151,234

	International Equity — 8.5%
33,906	iShares Global Energy ETF	1,064,309
64,597	iShares Global Infrastructure ETF	2,436,599
51,032	iShares MSCI Global Metals & Mining Producers ETF	464,901
18,209	Market Vectors Gold Miners ETF	250,556

	Total International Equity	4,216,365

	Total Exchange Traded Funds (Cost $10,907,877)	10,367,599

Investment Companies — 68.3% (b)
	Alternative Assets — 20.0%
365,768	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	3,090,741
486,466	JPMorgan Realty Income Fund, Class R5 Shares (a)	6,844,577

	Total Alternative Assets	9,935,318

	Fixed Income — 48.3%
747,475	JPMorgan Floating Rate Income Fund, Class R6 Shares	6,921,622
631,926	JPMorgan High Yield Fund, Class R6 Shares	4,448,762
1,247,759	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	12,664,755

	Total Fixed Income	24,035,139

	Total Investment Companies (Cost $34,630,051)	33,970,457

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.4%
195,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $195,053)	195,046

SHARES
Short-Term Investment — 7.2%
	Investment Company — 7.2%
3,572,514	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $3,572,514)	3,572,514

	Total Investments — 100.0% (Cost $50,942,091)	49,733,939
	Other Assets in Excess of Liabilities — 0.0% (g)	18,669

	NET ASSETS — 100.0%	$49,752,608

Percentages indicated are based on net assets.

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
24	E-mini S&P 500	12/18/15	USD	$2,495,760	$124,919

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SPDR	—	Standard & Poor’s Depositary Receipts
TIPS	—	Treasury Inflation Protected Security
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of November 30, 2015.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $633,854 and 1.3%, respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s web site. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,320,784
Aggregate gross unrealized depreciation	(3,528,936)

Net unrealized appreciation/depreciation	$(1,208,152)

Federal income tax cost of investments	$50,942,091

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Staples	$341,961	$311,832	$—	$653,793
Industrials	178,850	91,652	—	270,502
Materials	478,055	225,973	—	704,028

Total Common Stocks	998,866	629,457	—	1,628,323

Debt Securities
U.S. Treasury Obligations	—	195,046	—	195,046
Exchange Traded Funds	10,367,599	—	—	10,367,599
Investment Companies	33,970,457	—	—	33,970,457
Short-Term Investment
Investment Company	3,572,514	—	—	3,572,514

Total Investments in Securities	$48,909,436	$824,503	$—	$49,733,939

Appreciation in Other Financial Instruments
Futures Contracts	$124,919	$—	$—	$124,919

There were no transfers among any levels during the period ended November 30, 2015.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 9.3%
Consumer Discretionary — 1.6%
	Auto Components — 0.1%
1,038	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	1,082

	Automobiles — 0.3%
3,224	Fiat Chrysler Automobiles N.V., (Netherlands), 4.500%, 04/15/20	3,240
3,417	Jaguar Land Rover Automotive plc, (United Kingdom), 4.125%, 12/15/18 (e)	3,472

		6,712

	Household Durables — 0.6%
1,021	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	991
	Lennar Corp.,
1,350	4.500%, 06/15/19	1,387
6,323	Series B, 12.250%, 06/01/17	7,208
2,518	M/I Homes, Inc., 8.625%, 11/15/18	2,584

		12,170

	Media — 0.3%
4,000	CCO Safari II LLC, 3.579%, 07/23/20 (e)	4,020
3,000	TEGNA, Inc., 5.125%, 10/15/19	3,120

		7,140

	Specialty Retail — 0.3%
	Claire’s Stores, Inc.,
1,872	6.125%, 03/15/20 (e)	1,254
8,128	9.000%, 03/15/19 (e)	6,137

		7,391

	Total Consumer Discretionary	34,495

Consumer Staples — 0.1%
	Food Products — 0.1%
2,277	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	2,325

Energy — 1.3%
	Energy Equipment & Services — 0.5%
3,751	FTS International, Inc., VAR, 7.837%, 06/15/20 (e)	2,785
3,209	PHI, Inc., 5.250%, 03/15/19	2,737
5,196	SESI LLC, 7.125%, 12/15/21	4,923

		10,445

	Oil, Gas & Consumable Fuels — 0.8%
	Chesapeake Energy Corp.,
482	3.250%, 03/15/16	460
7,641	VAR, 3.571%, 04/15/19	3,419
3,000	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	2,550
2,000	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	2,045
4,000	Rockies Express Pipeline LLC, 6.850%, 07/15/18 (e)	4,090
1,662	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	91
4,657	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	2,165
6,018	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	2,528

		17,348

	Total Energy	27,793

Financials — 0.2%
	Consumer Finance — 0.2%
5,000	Ally Financial, Inc., 3.250%, 11/05/18	4,994

Health Care — 0.7%
	Health Care Providers & Services — 0.7%
4,000	CHS/Community Health Systems, Inc., 5.125%, 08/15/18	4,080
	Tenet Healthcare Corp.,
4,383	6.000%, 10/01/20	4,657
5,690	VAR, 3.837%, 06/15/20 (e)	5,612

	Total Health Care	14,349

Industrials — 2.0%
	Aerospace & Defense — 0.1%
2,272	Bombardier, Inc., (Canada), 4.750%, 04/15/19 (e)	1,977

	Airlines — 0.4%
533	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	555
2,764	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	2,964
1,079	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	1,184
3,648	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	3,776

		8,479

	Commercial Services & Supplies — 1.2%
8,950	ADT Corp. (The), 4.125%, 04/15/19	9,106
18,115	ILFC E-Capital Trust I, VAR, 4.570%, 12/21/65 (e)	17,119

		26,225

	Machinery — 0.1%
5,700	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	3,391

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Marine — 0.1%
2,290	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	1,709

	Road & Rail — 0.1%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
1,250	4.875%, 11/15/17	1,281
903	VAR, 3.164%, 12/01/17	906

		2,187

	Total Industrials	43,968

Information Technology — 0.5%
	Communications Equipment — 0.3%
9,600	Avaya, Inc., 7.000%, 04/01/19 (e)	7,560

	Semiconductors & Semiconductor Equipment — 0.2%
4,355	Advanced Micro Devices, Inc., 6.750%, 03/01/19	3,234

	Total Information Technology	10,794

Materials — 1.2%
	Chemicals — 0.2%
	INEOS Group Holdings S.A., (Luxembourg),
1,713	5.875%, 02/15/19 (e)	1,704
1,295	6.125%, 08/15/18 (e)	1,305
1,000	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	815

		3,824

	Construction Materials — 1.0%
22,365	Cemex S.A.B. de C.V., (Mexico), VAR, 5.071%, 10/15/18 (e)	22,589

	Metals & Mining — 0.0% (g)
835	Aleris International, Inc., 7.625%, 02/15/18	718

	Total Materials	27,131

Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.7%
	Frontier Communications Corp.,
7,570	7.125%, 03/15/19	7,494
1,250	8.125%, 10/01/18	1,308
2,375	Intelsat Luxembourg S.A., (Luxembourg), 6.750%, 06/01/18	1,556
3,635	Level 3 Financing, Inc., VAR, 4.101%, 01/15/18	3,662

		14,020

	Wireless Telecommunication Services — 0.2%
5,000	T-Mobile USA, Inc., 6.625%, 11/15/20	5,150

	Total Telecommunication Services	19,170

Utilities — 0.8%
	Independent Power & Renewable Electricity Producers — 0.8%
13,000	AES Corp., VAR, 3.414%, 06/01/19	12,187
	GenOn Energy, Inc.,
4,000	7.875%, 06/15/17	3,790
3,000	9.875%, 10/15/20	2,535

	Total Utilities	18,512

	Total Corporate Bonds (Cost $226,546)	203,531

SHARES
Preferred Stock — 0.6%
Financials — 0.6%
	Insurance — 0.6%
16	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.441%, 12/28/15 ($1,000 par value) @ (Cost $13,587)	13,167

PRINCIPAL AMOUNT($)
Loan Assignments — 85.1%
Consumer Discretionary — 24.2%
	Auto Components — 1.4%
23,990	CS Intermediate Holdco 2 LLC, Term Loan, VAR, 4.000%, 04/04/21	23,745
6,196	Key Safety Systems, Inc., Initial Term Loan, VAR, 4.750%, 08/29/21	6,029

		29,774

	Automobiles — 1.0%
11,418	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	11,386
10,000	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18 ^	9,925

		21,311

	Diversified Consumer Services — 0.8%
16,798	Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	16,310

	Hotels, Restaurants & Leisure — 6.0%
12,638	American Casino & Entertainment Properties LLC, Term Loan, VAR, 5.000%, 07/07/22	12,623
9,750	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	8,970
7,864	Golden Nugget, Inc., Closing Date Facility Term Loan, VAR, 5.500%, 11/21/19	7,824

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Hotels, Restaurants & Leisure — continued
3,370	Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 5.500%, 11/21/19	3,353
6,078	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22	6,051
8,435	Hilton Worldwide Finance LLC, Initial Term Loan, VAR, 3.500%, 10/26/20	8,386
20,976	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.750%, 12/09/20	20,910
12,639	Landry’s, Inc., Term Loan, VAR, 4.000%, 04/24/18	12,620
2,742	MGM Resorts International, Term B Loan, VAR, 3.500%, 12/20/19	2,724
13,977	Scientific Games Corp., Initial Term Loan, VAR, 6.000%, 10/18/20	12,933
18,139	Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 6.250%, 08/29/19	18,116
15,956	Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	15,825

		130,335

	Household Durables — 0.0%
576	Tempur Sealy International, Inc., Term B Loan, VAR, 3.500%, 03/18/20	574

	Internet & Catalog Retail — 0.9%
21,779	Lands’ End, Inc., Initial Term B Loan, VAR, 4.250%, 04/04/21	19,438

	Leisure Products — 1.5%
28,575	Delta 2 Sarl, Facility B-3, VAR, 4.750%, 07/30/21	27,798
7,125	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	5,700

		33,498

	Media — 7.7%
4,906	Charter Communications Operating LLC, Term Loan I, VAR, 3.500%, 01/24/23	4,893
11,490	CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22 ^	11,449
11,625	EMI Group NA Holdings, Term B-3 Loan, VAR, 4.000%, 08/19/22	11,431
18,461	iHeartCommunications, Inc., Term Loan D, VAR, 6.982%, 01/30/19 ^	13,318
2,795	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.732%, 07/30/19	2,018
3,513	Interactive Data Corp., Term Loan, VAR, 4.750%, 05/02/21 ^	3,505
10,876	Media General, Inc., Term B Loan, VAR, 4.000%, 07/31/20	10,795
3,616	Mission Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	3,589
4,101	Nexstar Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	4,070
7,484	Numericable U.S. LLC, Dollar Denominated Tranche B-1 Loan, VAR, 4.500%, 05/21/20	7,321
6,475	Numericable U.S. LLC, Dollar Denominated Tranche B-2 Loan, VAR, 4.500%, 05/21/20	6,333
9,008	NVA Holdings, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/14/21	8,982
24,444	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	24,291
6,839	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	6,721
29,874	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	29,388
1,968	Vertis, Inc., 1st Lien Term Loan, VAR, 12/21/15 (d)	—	(h)
19,229	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20 ^	18,378

		166,482

	Multiline Retail — 2.5%
32,502	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18 ^	32,177
23,572	Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	22,015

		54,192

	Specialty Retail — 2.0%
39,800	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	24,974
6,077	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	5,962
7,473	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	7,424
5,556	Staples, Inc., Term Loan, VAR, 04/21/21 ^	5,479

		43,839

	Textiles, Apparel & Luxury Goods — 0.4%
6,456	Cole Haan LLC, Term B-1 Loan, VAR, 5.000%, 01/31/20	5,778
4,938	Nine West Holdings, Inc., Initial Loan, VAR, 4.750%, 10/08/19	3,793

		9,571

	Total Consumer Discretionary	525,324

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
Consumer Staples — 10.7%
	Food & Staples Retailing — 7.4%
5,433	AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17	5,420
17,868	Albertsons LLC, Term B-4 Loan, VAR, 5.500%, 08/25/21	17,832
27,527	Albertsons, LLC, Term Loan B-2, VAR, 5.375%, 03/21/19	27,451
50,688	New Albertsons, Inc., Term B Loan, VAR, 4.750%, 06/27/21	50,235
14,000	Rite Aid Corp., 2nd Lien Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	14,005
46,461	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	46,247

		161,190

	Food Products — 2.8%
20,751	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	20,627
18,165	Hearthside Food Solutions LLC, Term Loan, VAR, 4.500%, 06/02/21	17,859
12,626	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	12,491
9,184	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20	9,081

		60,058

	Household Products — 0.5%
10,907	Reynolds Group Holdings Ltd., Incremental U.S. Term Loan, VAR, 4.500%, 12/01/18	10,853

	Total Consumer Staples	232,101

Energy — 3.0%
	Energy Equipment & Services — 0.5%
3,432	Drillships Ocean Ventures, Inc., Tranche B-1 Term Loan, VAR, 6.000%, 03/31/21	1,720
3,555	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	1,599
6,251	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	3,423
8,900	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	4,458

		11,200

	Oil, Gas & Consumable Fuels — 2.5%
1,297	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	1,290
1,614	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	1,615
6,136	CITGO Petroleum Corp., Term B Loan, VAR, 4.500%, 07/29/21	5,977
15,338	Energy Transfer Equity LP, Term Loan, VAR, 3.250%, 12/02/19	14,516
8,390	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	2,468
4,485	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	4,208
11,590	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	11,489
8,355	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	4,898
9,390	Sabine Oil & Gas Corp., 2nd Lien Term Loan, VAR, 10.750%, 12/31/18 (d)	798
9,105	Southcross Holdings LP, Term Loan, VAR, 6.000%, 08/04/21	6,259
9	Veresen Midstream Ltd. Partnership, Initial Term Loan, VAR, 5.250%, 03/31/22	9
1,132	W&T Offshore, Inc., Term Loan, VAR, 9.000%, 05/15/20	971

		54,498

	Total Energy	65,698

Financials — 3.5%
	Capital Markets — 0.2%
4,161	Duff & Phelps Corp., Term Loan, VAR, 4.750%, 04/23/20	4,094

	Consumer Finance — 0.8%
17,729	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	16,650

	Diversified Financial Services — 1.8%
3,261	Ascensus, Inc., 1st Lien Initial Term Loan, VAR, 5.000%, 12/02/19	3,253
700	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	698
5,100	LBM Holdings LLC, 1st Lien Initial Term Loan, VAR, 6.250%, 08/20/22	4,893
20,429	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	19,171
3,125	Sedgwick Claims Management Services, Inc., 1st Lien Initial Term Loan, VAR, 3.750%, 03/01/21	3,021
1,135	Sedgwick Claims Management Services, Inc., 2nd Lien Initial Term Loan, VAR, 6.750%, 02/28/22	1,043
6,162	USI, Inc., Term Loan B, VAR, 4.250%, 12/27/19	6,023

		38,102

	Insurance — 0.6%
4,244	Alliant Holdings I, Inc., Initial Term Loan, VAR, 4.500%, 08/12/22	4,149
3,962	HUB International Ltd., Initial Term Loan, VAR, 4.000%, 10/02/20	3,835

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Insurance — continued
5,992	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20	5,862

		13,846

	Real Estate Management & Development — 0.1%
3,276	CityCenter Holdings LLC, Term B Loan, VAR, 4.250%, 10/16/20	3,252

	Total Financials	75,944

Health Care — 9.7%
	Biotechnology — 1.1%
24,813	Sage Products Holdings III LLC, Term Loan, VAR, 4.250%, 12/13/19	24,611

	Health Care Equipment & Supplies — 1.6%
8,851	Auris Luxembourg III Sarl, Facility B-4, (Luxembourg), VAR, 4.250%, 01/17/22	8,784
8,153	Mallinckrodt International Finance S.A., Incremental Term B-1 Loan, VAR, 3.500%, 03/19/21	7,888
8,767	Mallinckrodt International Finance S.A., Initial Term B Loan, VAR, 3.250%, 03/19/21	8,402
11,286	Ortho-Clinical Diagnostics, Inc., Initial Term Loan, VAR, 4.750%, 06/30/21	10,581

		35,655

	Health Care Providers & Services — 4.0%
7,515	Amsurg Corp., Initial Term Loan, VAR, 3.500%, 07/16/21	7,446
23,039	CHG Healthcare Services, Inc., Term Loan, VAR, 4.250%, 11/19/19	22,715
1,502	CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, VAR, 3.656%, 12/31/18	1,474
2,234	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, VAR, 4.000%, 01/27/21	2,194
2,338	DaVita HealthCare Partners, Inc., Tranche B Term Loan, VAR, 3.500%, 06/24/21	2,324
4,151	HCA, Inc., Term Loan B-4, VAR, 3.077%, 05/01/18	4,145
7,592	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	7,473
17,122	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	16,994
21,739	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	21,150

		85,915

	Pharmaceuticals — 3.0%
21,180	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	20,164
13,120	Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, VAR, 3.232%, 02/27/21	13,001
14,500	Valeant Pharmaceuticals International, Inc., Series D-2 Tranche B Term Loan, (Canada), 3.500%, 02/13/19	13,648
18,684	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 4.000%, 04/01/22	17,614

		64,427

	Total Health Care	210,608

Industrials — 10.4%
	Airlines — 1.8%
20,000	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18 ^	19,954
453	Landmark Aviation, Canadian Term Loan, VAR, 4.750%, 10/25/19	451
11,404	Landmark Aviation, Term Loan, VAR, 4.750%, 10/25/19	11,361
6,760	U.S. Airways, Inc., Term Loan B-1, VAR, 3.500%, 05/23/19	6,698

		38,464

	Building Products — 2.0%
10,012	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20	9,927
7,000	JELD-WEN, Inc., Term B-1 Loan, VAR, 5.000%, 07/01/22	6,952
17,822	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/14/22	17,287
10,151	Summit Materials Co. I LLC, Term Loan, VAR, 4.250%, 07/18/22	10,041

		44,207

	Commercial Services & Supplies — 1.0%
2,408	Garda World Security Corp., Term B Delayed Draw Loan, (Canada), VAR, 4.003%, 11/06/20	2,333
7,648	Garda World Security Corp., Term B Loan, VAR, 4.003%, 11/06/20	7,409
2,097	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.577%, 06/30/17	2,065
3,993	Multi Packaging Solutions, Inc., Term Loan B, VAR, 4.250%, 09/30/20	3,948
4,777	Packers Holdings LLC, Initial Term Loan, VAR, 5.000%, 12/02/21	4,753

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Commercial Services & Supplies — continued
2,235	University Support Services LLC (St. George’s University Scholastic Services LLC), Term Loan, VAR, 5.750%, 08/06/21	2,229

		22,737

	Construction & Engineering — 0.1%
1,737	Stonewall Gas Gathering LLC, Term Loan, VAR, 8.750%, 01/28/22	1,719

	Industrial Conglomerates — 0.4%
1,751	Autoparts Holdings Ltd., Term Loan, VAR, 7.000%, 07/29/17	1,314
8,815	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	8,161

		9,475

	Machinery — 3.1%
6,936	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20	6,347
16,737	Gates Global LLC, Initial Dollar Term Loan, VAR, 4.250%, 07/06/21	15,614
21,799	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.503%, 07/30/18	21,417
7,582	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), VAR, 4.250%, 03/11/22	7,513
16,866	Rexnord LLC/RBS Global Inc., Term B Loan, VAR, 4.000%, 08/21/20	16,466

		67,357

	Marine — 0.6%
2,960	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20 ^	2,827
1,890	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	1,072
3,805	Navios Maritime Partners LP, Term Loan, (Greece), VAR, 5.500%, 06/18/20	3,755
8,800	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	5,280

		12,934

	Professional Services — 0.5%
4,703	On Assignment, Inc., Initial Term B Loan, VAR, 3.750%, 06/03/22	4,689
5,959	PGX Holdings, Inc., 1st Lien Initial Term Loan, VAR, 5.750%, 09/29/20	5,907

		10,596

	Road & Rail — 0.7%
2,819	Hertz Corp. (The), Term Loan, VAR, 3.750%, 03/11/18	2,812
13,075	Quality Distribution, Inc., 1st Lien Term Loan, VAR, 5.750%, 08/18/22	12,601

		15,413

	Trading Companies & Distributors — 0.2%
3,548	McJunkin Red Man Corp., Term Loan, VAR, 4.821%, 11/08/19	3,420

	Total Industrials	226,322

Information Technology — 9.6%
	Communications Equipment — 2.4%
45,422	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	34,364
5,896	Blue Coat Systems, Inc., Initial Term Loan, VAR, 4.500%, 05/20/22	5,723
7,037	Mitel Networks Corp., Term Loan 2015, (Canada), VAR, 5.500%, 04/29/22	6,949
4,876	Riverbed Technology, Inc., Term Loan, VAR, 6.000%, 04/25/22	4,861

		51,897

	Electronic Equipment, Instruments & Components — 1.1%
19,127	Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	19,014
4,583	Natel Engineering Co., Inc., Initial Term Loan, VAR, 6.750%, 04/10/20	4,514
1,118	Zebra Technologies Corp., Initial Term Loan, VAR, 4.750%, 10/27/21	1,119

		24,647

	Internet Software & Services — 0.3%
7,310	Go Daddy Group, Inc. (The), Initial Term Loan, VAR, 4.250%, 05/13/21 ^	7,274

	IT Services — 2.1%
7,935	First Data Corp., 2021 New Dollar Term Loan, VAR, 4.212%, 03/24/21	7,903
	First Data Corp., Term Loan,
20,500	VAR, 3.712%, 03/23/18	20,269
13,904	VAR, 3.712%, 09/24/18	13,760
3,502	Science Applications International Corp., Tranche B Incremental Loan, VAR, 3.750%, 05/04/22 ^	3,494

		45,426

	Semiconductors & Semiconductor Equipment — 3.0%
	Avago Technologies Ltd., Term Loan, (Singapore),
19,830	VAR, 11/10/22 ^	19,617
14,699	VAR, 3.750%, 05/06/21	14,680

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Semiconductors & Semiconductor Equipment — continued
11,398	Freescale Semiconductor, Inc., Term Loan B, VAR, 4.250%, 02/28/20	11,377
7,341	Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21	7,332
11,695	NXP B.V./NXP Semiconductor LLC, Term Loan, (Netherlands), VAR, 12/31/00 ^	11,622

		64,628

	Software — 0.7%
8,100	Emdeon, Inc., Term B-2 Loan, VAR, 3.750%, 11/02/18	8,005
6,247	SS&C Technologies Holdings, Inc., Term B-1 Loan, VAR, 3.750%, 07/08/22	6,220
939	SS&C Technologies Holdings, Inc., Term B-2 Loan, VAR, 3.750%, 07/08/22	935

		15,160

	Total Information Technology	209,032

Materials — 5.3%
	Chemicals — 1.6%
2,752	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	2,722
1,600	Chemours Co. (The), Term Loan B 1 Lien, VAR, 3.750%, 05/12/22 ^	1,478
4,292	Gemini HDPE LLC, Advance, VAR, 4.750%, 08/06/21	4,265
5,174	OCI Beaumont LLC, Term Loan B-3, VAR, 6.500%, 08/20/19	5,226
7,800	PolyOne Corp., Initial Loan, VAR, 3.750%, 11/11/22	7,784
13,155	Tronox Ltd., Term Loan, VAR, 4.250%, 03/19/20 ^	11,989

		33,464

	Construction Materials — 0.8%
7,654	Headwaters, Inc., Term B Loan, VAR, 4.500%, 03/24/22	7,634
9,750	Quikrete Holdings, Inc., 1st Lien Initial Loan, VAR, 4.000%, 09/28/20	9,684

		17,318

	Containers & Packaging — 1.4%
4,595	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	4,553
3,226	Berry Plastics Corp., Term E Loan, VAR, 3.750%, 01/06/21	3,186
2,985	Berry Plastics Corp., Term Loan D, VAR, 3.500%, 02/08/20	2,928
9,125	Berry Plastics Corp., Term Loan, VAR, 4.000%, 10/03/22	9,058
8,853	Novolex, 1st Lien Term Loan, VAR, 6.000%, 12/05/21	8,820
2,960	Southern Graphics, Inc., New Term Loan, VAR, 4.250%, 10/17/19	2,922

		31,467

	Metals & Mining — 1.4%
5,777	Atkore International, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 04/09/21	5,329
4,415	Atkore International, Inc., 2nd Lien Initial Term Loan, VAR, 7.750%, 10/09/21	3,830
6,733	Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	6,531
18,513	FMG Resources Pty, Ltd. (Fortescue Metals Group), Term Loan B, (Australia), VAR, 4.250%, 06/30/19	15,110

		30,800

	Paper & Forest Products — 0.1%
2,360	Unifrax I LLC/Unifrax Holding Co., Term Loan, VAR, 4.250%, 11/28/18	2,272

	Total Materials	115,321

Telecommunication Services — 3.4%
	Diversified Telecommunication Services — 3.1%
26,968	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	26,968
5,612	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	5,534
11,705	Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, (Luxembourg), VAR, 3.750%, 06/30/19 ^	10,930
8,002	Level 3 Financing, Inc., Term Loan B-3, VAR, 4.000%, 08/01/19	7,986
6,379	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	6,290
6,692	Virgin Media Investments Holdings Ltd., F Faciity, (United Kingdom), VAR, 3.500%, 06/30/23	6,585
2,552	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	2,501

		66,794

	Wireless Telecommunication Services — 0.3%
1,220	Syniverse Holdings, Inc., Initial Term Loan, VAR, 3.322%, 04/23/19	948
6,207	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	4,800

		5,748

	Total Telecommunication Services	72,542

Utilities — 5.3%
	Electric Utilities — 3.6%
31,915	Calpine Construction Finance Co., Term B-1 Loan, VAR, 3.000%, 05/03/20	30,506

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Electric Utilities — continued
8,867	Calpine Construction Finance Co., Term B-2 Loan, VAR, 3.250%, 01/31/22	8,482
8,842	InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20	8,052
82,050	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.676%, 10/10/17 (d)	27,815
11,000	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.676%, 06/30/16 (d)	3,563

		78,418

	Independent Power & Renewable Electricity Producers — 1.7%
	Calpine Corp., Term Loan,
7,200	VAR, 01/15/23 ^	7,128
12,618	VAR, 3.500%, 05/27/22	12,273
17,401	NRG Energy, Inc., Incremental Term Loan, VAR, 2.750%, 07/01/18 ^	16,960

		36,361

	Total Utilities	114,779

	Total Loan Assignments (Cost $1,990,038)	1,847,671

SHARES
Short-Term Investment — 5.2%
	Investment Company — 5.2%
111,851	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $111,851)	111,851

	Total Investments — 100.2% (Cost $2,342,022)	2,176,220
	Liabilities in Excess of Other Assets — (0.2)%	(4,478)

	NET ASSETS — 100.0%	$2,171,742

Percentages indicated are based on net assets.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2015.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2015.
^	—	All or a portion of the security is unsettled as of November 30, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,060
Aggregate gross unrealized depreciation	(171,862)

Net unrealized appreciation/depreciation	$(165,802)

Federal income tax cost of investments	$2,342,022

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$34,495	$—		$34,495
Consumer Staples	—	2,325	—		2,325
Energy	—	27,793	—		27,793
Financials	—	4,994	—		4,994
Health Care	—	14,349	—		14,349
Industrials	—	43,968	—		43,968
Information Technology	—	10,794	—		10,794
Materials	—	27,131	—		27,131
Telecommunication Services	—	19,170	—		19,170
Utilities	—	18,512	—		18,512

Total Corporate Bonds	—	203,531	—		203,531

Preferred Stock
Financials	—	13,167	—		13,167

Loan Assignments
Consumer Discretionary	—	525,324	—	(a)	525,324
Consumer Staples	—	232,101	—		232,101
Energy	—	65,698	—		65,698
Financials	—	75,944	—		75,944
Health Care	—	210,608	—		210,608
Industrials	—	226,322	—		226,322
Information Technology	—	209,032	—		209,032
Materials	—	108,790	6,531		115,321
Telecommunication Services	—	72,542	—		72,542
Utilities	—	114,779	—		114,779

Total Loan Assignments	—	1,841,140	6,531		1,847,671

Short-Term Investment
Investment Company	111,851	—	—		111,851

Total Investments in Securities	$111,851	$2,057,838	$6,531		$2,176,220

There were no transfers among any Levels during the period ended November 30, 2015.

(a)	Amount rounds to less than $1,000.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 5.5%
	Cayman Islands — 0.3%
525	Benefit Street Partners CLO Ltd., Series 2014-IVA, Class A1A, VAR, 1.807%, 07/20/26 (e)	518
250	Carlyle Global Market Strategies Commodities Funding Ltd., Series 2014-1A, Class A, VAR, 2.221%, 10/15/21 (e)	250
1,000	Flatiron CLO Ltd., Series 2013-1A, Class A1, VAR, 1.715%, 01/17/26 (e)	991
250	LCM LP, Series 16A, Class A, VAR, 1.820%, 07/15/26 (e)	249
250	OZLM Funding IV Ltd., Series 2013-4A, Class A1, VAR, 1.470%, 07/22/25 (e)	246
202	Rockwall CDO II Ltd., Series 2007-1A, Class A1LA, VAR, 0.579%, 08/01/24 (e)	196
420	Sound Point CLO IV Ltd., Series 2013-3A, Class A, VAR, 1.662%, 01/21/26 (e)	415
336	Symphony CLO Ltd., Series 2014-14A, Class A2, VAR, 1.801%, 07/14/26 (e)	334
250	THL Credit Wind River CLO Ltd., Series 2014-1A, Class A, VAR, 1.835%, 04/18/26 (e)	248
420	Venture CDO Ltd., Series 2014-17A, Class A, VAR, 1.801%, 07/15/26 (e)	416

		3,863

	Ireland — 0.1%
785	Trafigura Securitisation Finance plc, Series 2014-1A, Class B, VAR, 2.447%, 10/15/21 (e)	785

	Italy — 0.0% (g)
EUR 2	Atlante Finance Srl, Series 1, Class A, Reg. S, VAR, 0.126%, 07/28/47	1
EUR 37	Italfinance Securitisation Vehicle Srl, Series 2005-1, Class A, Reg. S, VAR, 0.114%, 03/14/23	39

		40

	United States — 5.1%
128	ABFC Trust, Series 2004-OPT2, Class M2, VAR, 1.721%, 07/25/33	122
117	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M2, VAR, 1.796%, 04/25/34	108
125	Argent Securities, Inc., Series 2003-W7, Class M2, VAR, 2.846%, 03/25/34	122
128	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W3, Class A3, VAR, 1.041%, 02/25/34	115
54	Bear Stearns Asset Backed Securities Trust, Series 2002-1, Class 1A5, SUB, 6.890%, 12/25/34	55
3,400	CAM Mortgage LLC, Series 2015-1, Class M, VAR, 4.750%, 07/15/64 (e)	3,376
400	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	392
	Countrywide Asset-Backed Certificates,
96	Series 2002-4, Class M1, VAR, 1.346%, 12/25/32	88
214	Series 2004-2, Class M1, VAR, 0.971%, 05/25/34	203
153	Series 2004-BC1, Class M3, VAR, 2.321%, 10/25/33	124
4,772	Series 2004-ECC2, Class M2, VAR, 1.196%, 12/25/34	4,547
3,307	Series 2005-AB3, Class 1A1, VAR, 0.471%, 02/25/36	2,910
347	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AV3, VAR, 0.611%, 08/25/35	337
	Exeter Automobile Receivables Trust,
100	Series 2013-2A, Class C, 4.350%, 01/15/19 (e)	102
444	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	446
164	First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1, VAR, 0.941%, 08/25/34	155
860	FirstKey Lending Trust, Series 2015-SFR1, Class D, VAR, 4.367%, 03/09/47 (e)	847
198	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/20 (e)	196
90	Fremont Home Loan Trust, Series 2004-2, Class M2, VAR, 1.151%, 07/25/34	85
250	Gallatin CLO VI LLC, Series 2013-2A, Class A1, VAR, 1.771%, 01/15/25 (e)	248
960	GLC II Trust, Series 2014-A, Class A, 4.000%, 12/18/20 (e)	958
340	GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	324
39	Home Equity Asset Trust, Series 2004-6, Class M2, VAR, 1.121%, 12/25/34	33
2,825	LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 07/15/19 (e)	2,752
191	Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class M1, VAR, 1.196%, 07/25/34	173
166	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	177

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
129	Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class M1, VAR, 1.076%, 01/25/34	123
544	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	543
89	New Century Home Equity Loan Trust, Series 2003-4, Class M2, VAR, 2.951%, 10/25/33	86
2,391	NRPL Trust, Series 2015-2A, Class A1, VAR, 3.750%, 10/25/57 (e)	2,377
1,920	OAK Hill Advisors Residential Loan Trust, Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	1,898
	OneMain Financial Issuance Trust,
300	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	300
182	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	183
151	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	149
1,266	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	1,267
608	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	619
120	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-2, Class M1, VAR, 1.196%, 04/25/33	107
231	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.061%, 02/25/33	215
340	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3, VAR, 1.061%, 01/25/36	324
305	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1, VAR, 1.121%, 10/25/34	301
	Pretium Mortgage Credit Partners I,
3,866	Series 2015-NPL3, Class A1, SUB, 4.125%, 10/27/30 (e)	3,857
2,520	Series 2015-NPL4, Class A1, SUB, 4.375%, 11/27/30 (e)	2,517
1,483	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	1,481
1,400	Progress Residential Trust, Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	1,343
	RASC Trust,
3,001	Series 2005-EMX1, Class M1, VAR, 0.866%, 03/25/35	2,801
	Renaissance Home Equity Loan Trust,
1,149	Series 2004-1, Class M1, VAR, 0.801%, 05/25/34	1,045
1,418	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	1,439
283	Saxon Asset Securities Trust, Series 2004-3, Class M1, VAR, 1.121%, 12/26/34	247
68	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	67
800	SpringCastle America Funding LLC, Series 2014-AA, Class C, 5.590%, 10/25/33 (e)	816
228	Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4, VAR, 1.221%, 10/25/33	219
808	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	803
	Truman Capital Mortgage Loan Trust,
840	Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)	829
270	Series 2014-NPL3, Class A2, SUB, 4.000%, 04/25/53 (e)	264
1,235	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	1,230
1,645	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	1,638
735	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	736
2,420	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	2,386
747	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	737
1,835	VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)	1,834
6,201	VOLT XXXVII LLC, Series 2015-NP11, Class A1, SUB, 3.625%, 07/25/45 (e)	6,189
4,241	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.875%, 09/25/45 (e)	4,230
186	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	183

		64,378

	Total Asset-Backed Securities (Cost $69,111)	69,066

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — 3.7%
	Agency CMO — 1.6%
	United States — 1.6%
	Federal Home Loan Mortgage Corp. REMIC
292	Series 3110, Class SL, IF, IO, 5.953%, 02/15/26	33
1,358	Series 3160, Class SA, IF, IO, 6.953%, 05/15/36	233
1,123	Series 3459, Class JS, IF, IO, 6.053%, 06/15/38	180
411	Series 3716, Class PI, IO, 4.500%, 04/15/38	48
293	Series 3736, Class QB, 4.000%, 05/15/37	300
1,777	Series 3775, Class LI, IO, 3.500%, 12/15/20	110
1,435	Series 3907, Class AI, IO, 5.000%, 05/15/40	269
4,614	Series 3907, Class SW, IF, IO, 6.453%, 07/15/26	780
1,890	Series 3914, Class LS, IF, IO, 6.603%, 08/15/26	322
5,622	Series 3926, Class MS, IF, IO, 6.553%, 11/15/25	619
2,301	Series 3958, Class MS, IF, IO, 6.503%, 08/15/26	351
3,720	Series 3998, Class KS, IF, IO, 6.503%, 02/15/27	653
744	Series 4018, Class HI, IO, 4.500%, 03/15/41	144
1,042	Series 4030, Class IL, IO, 3.500%, 04/15/27	107
3,947	Series 4043, Class PI, IO, 2.500%, 05/15/27	342
337	Series 4056, Class BI, IO, 3.000%, 05/15/27	36
2,418	Series 4057, Class UI, IO, 3.000%, 05/15/27	250
5,973	Series 4059, Class SA, IF, IO, 5.803%, 06/15/42	1,240
741	Series 4073, Class IQ, IO, 4.000%, 07/15/42	183
3,012	Series 4097, Class CI, IO, 3.000%, 08/15/27	329
862	Series 4119, Class LI, IO, 3.500%, 06/15/39	91
1,756	Series 4120, Class UI, IO, 3.000%, 10/15/27	188
378	Series 4136, Class IN, IO, 3.000%, 11/15/27	42
357	Series 4146, Class AI, IO, 3.000%, 12/15/27	36
1,669	Series 4173, Class I, IO, 4.000%, 03/15/43	341
1,044	Series 4215, Class LI, IO, 3.500%, 07/15/41	149
2,313	Series 4280, Class KI, IO, 3.500%, 09/15/31	235
1,017	Series 4304, Class DI, IO, 2.500%, 01/15/27	94
3,045	Series 4311, Class QI, IO, 3.000%, 10/15/28	298
2,872	Series 4313, Class UI, IO, 3.000%, 03/15/29	352
588	Series 4323, Class IW, IO, 3.500%, 04/15/28	67
1,488	Series 4324, Class AI, IO, 3.000%, 11/15/28	130
6,513	Series 4351, Class GI, IO, 5.000%, 11/15/19	275
2,687	Series 4372, Class SY, IF, IO, 5.903%, 08/15/44	449
660	Federal Home Loan Mortgage Corp. STRIPS, Series 305, Class IO, IO, 3.500%, 03/15/28	80
	Federal National Mortgage Association REMIC
1,276	Series 2009-101, Class SI, IF, IO, 5.529%, 12/25/39	162
444	Series 2010-102, Class IP, IO, 5.000%, 12/25/39	50
1,537	Series 2011-144, Class SA, IF, IO, 6.429%, 11/25/25	201
4,298	Series 2012-9, Class SM, IF, IO, 6.479%, 12/25/26	684
340	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	40
2,056	Series 2012-64, Class ES, IF, IO, 5.779%, 06/25/42	430
1,566	Series 2012-93, Class SG, IF, IO, 5.879%, 09/25/42	312
518	Series 2012-107, Class IG, IO, 3.500%, 10/25/27	61
436	Series 2012-118, Class DI, IO, 3.500%, 01/25/40	59
1,597	Series 2012-120, Class DI, IO, 3.000%, 03/25/31	183
350	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	36
361	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	42

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
561	Series 2012-144, Class SK, IF, IO, 5.879%, 01/25/43	144
3,913	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	414
455	Series 2012-148, Class JI, IO, 3.500%, 12/25/39	61
400	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	43
9,632	Series 2013-4, Class ST, IF, IO, 5.929%, 02/25/43	1,948
440	Series 2013-5, Class BI, IO, 3.500%, 03/25/40	61
328	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	39
397	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	48
5,627	Series 2013-15, Class IO, IO, 2.500%, 03/25/28	516
476	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	53
1,881	Series 2013-18, Class AI, IO, 3.000%, 03/25/28	185
1,306	Series 2013-18, Class NS, IF, IO, 5.879%, 03/25/43	280
407	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	47
1,988	Series 2013-31, Class DI, IO, 3.000%, 04/25/28	228
378	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	43
2,032	Series 2013-64, Class LI, IO, 3.000%, 06/25/33	268
3,987	Series 2014-35, Class KI, IO, 3.000%, 06/25/29	523
2,531	Series 2014-44, Class QI, IO, 3.000%, 08/25/29	253
	Federal National Mortgage Association STRIPS
4,208	Series 401, Class C6, IO, 4.500%, 10/25/29	369
1,140	Series 409, Class 23, IO, VAR, 3.500%, 04/25/27	129
16,244	Series 410, Class C12, IO, 5.500%, 07/25/24	1,323
	Government National Mortgage Association
2,113	Series 2002-24, Class AG, IF, IO, 7.753%, 04/16/32	479
1,664	Series 2003-69, Class SB, IF, IO, 6.403%, 08/16/33	398
1,349	Series 2011-13, Class S, IF, IO, 5.753%, 01/16/41	237

		19,705

	Non-Agency CMO — 2.1%
	Italy — 0.0% (g)
EUR 120	Intesa Sec S.p.A., Series 3, Class B, Reg. S, VAR, 0.133%, 10/30/33	122

	Spain — 0.0% (g)
EUR 99	TDA 13-Mixto Fondo de Titulizacion de Activos, Series 13, Class A2, VAR, 0.257%, 09/30/32	103

	United States — 2.1%
	Alternative Loan Trust
139	Series 2005-6CB, Class 1A6, 5.500%, 04/25/35	132
2,492	Series 2005-21CB, Class A17, 6.000%, 06/25/35	2,539
206	Chase Mortgage Finance Trust, Series 2007-A1, Class 2A3, VAR, 2.657%, 02/25/37	207
1,998	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, VAR, 0.463%, 08/19/45	1,779
55	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35	54
197	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	156
300	HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, VAR, 0.393%, 08/19/37	253
710	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A1, VAR, 2.549%, 02/25/35	706
	Wells Fargo Mortgage-Backed Securities Trust
2,175	Series 2004-BB, Class A5, VAR, 2.679%, 01/25/35	2,193
4,275	Series 2004-M, Class A1, VAR, 2.740%, 08/25/34	4,342
4,404	Series 2004-N, Class A6, VAR, 2.730%, 08/25/34	4,410
4,404	Series 2004-N, Class A7, VAR, 2.730%, 08/25/34	4,410
2,928	Series 2005-AR2, Class 2A1, VAR, 2.629%, 03/25/35	2,922
672	Series 2005-AR2, Class 2A2, VAR, 2.629%, 03/25/35	682

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
617	Series 2005-AR4, Class 2A2, VAR, 2.645%, 04/25/35	620
934	Series 2005-AR16, Class 3A1, VAR, 2.705%, 03/25/35	934
124	Series 2007-2, Class 3A5, 5.250%, 03/25/37	128

		26,467

		26,692

	Total Collateralized Mortgage Obligations (Cost $46,496)	46,397

Commercial Mortgage-Backed Securities — 7.6%
	Cayman Islands — 0.0% (g)
112	ACRE Commercial Mortgage Trust, Series 2014-FL2, Class D, VAR, 3.599%, 08/15/31 (e)	110
255	PFP III Ltd., Series 2014-1, Class AS, VAR, 1.847%, 06/14/31 (e)	255

		365

	United States — 7.6%
250	A10 Securitization LLC, 5.067%, 01/09/20	250
	Banc of America Commercial Mortgage Trust,
200	Series 2006-2, Class B, VAR, 6.032%, 05/10/45	202
2,400	Series 2007-3, Class B, VAR, 5.730%, 06/10/49	2,339
	Bear Stearns Commercial Mortgage Securities Trust,
2,600	Series 2006-PW13, Class B, VAR, 5.660%, 09/11/41 (e)	2,556
1,350	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	1,345
1,210	Series 2007-PW16, Class AJ, VAR, 5.912%, 06/11/40	1,232
1,700	Series 2007-PW17, Class AJ, VAR, 6.078%, 06/11/50	1,688
1,720	CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, VAR, 5.366%, 12/11/49	1,765
1,404	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, VAR, 2.051%, 11/15/31 (e)	1,407
	Citigroup Commercial Mortgage Trust,
4,335	Series 2015-P1, Class A5, 3.717%, 09/15/48	4,459
1,740	Series 2015-P1, Class D, 3.225%, 09/15/48 (e)	1,319
	COMM Mortgage Trust,
2,200	Series 2015-CR23, Class CMC, VAR, 3.807%, 05/10/48 (e)	2,162
6,450	Series 2015-CR24, Class A5, 3.696%, 08/10/55	6,643
1,990	Series 2015-CR25, Class A4, 3.759%, 08/10/48	2,056
2,880	Series 2015-PC1, Class A5, 3.902%, 07/10/50	3,004
100	Commercial Mortgage Trust, Series 2004-GG1, Class H, VAR, 6.249%, 06/10/36 (e)	99
3,010	Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class E, VAR, 5.644%, 02/15/39	3,007
4,075	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 08/15/48	4,196
230	CSMC, Series 2014-ICE, Class D, VAR, 2.347%, 04/15/27 (e)	227
2,120	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, VAR, 5.290%, 11/10/45	2,119
1,615	GS Mortgage Securities Trust, Series 2015-GC32, Class A4, 3.764%, 07/10/48	1,670
	JP Morgan Chase Commercial Mortgage Securities Trust,
120	Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42	120
160	Series 2005-LDP5, Class D, VAR, 5.746%, 12/15/44	160
1,395	Series 2006-LDP8, Class C, VAR, 5.549%, 05/15/45	1,396
3,895	Series 2007-LD11, Class AM, VAR, 5.961%, 06/15/49	4,016
2,870	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 6.097%, 07/15/44	2,935
	LB-UBS Commercial Mortgage Trust,
5,205	Series 2007-C1, Class AJ, 5.484%, 02/15/40	5,275
1,610	Series 2007-C1, Class B, 5.514%, 02/15/40	1,624
5,605	Series 2007-C1, Class C, VAR, 5.533%, 02/15/40	5,626
5,030	Series 2007-C6, Class AJ, VAR, 6.324%, 07/15/40	5,153

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	United States — continued
125	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49	124
4,200	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.732%, 05/15/48	4,333
	Morgan Stanley Capital I Trust,
2,810	Series 2005-HQ7, Class D, VAR, 5.387%, 11/14/42	2,808
255	Series 2006-HQ8, Class D, VAR, 5.689%, 03/12/44	242
2,630	Series 2006-HQ9, Class D, VAR, 5.862%, 07/12/44	2,607
5,005	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	5,069
	Wachovia Bank Commercial Mortgage Trust,
100	Series 2005-C21, Class F, VAR, 5.469%, 10/15/44 (e)	97
1,020	Series 2006-C23, Class D, VAR, 5.761%, 01/15/45	1,019
2,530	Series 2007-C33, Class AJ, VAR, 6.150%, 02/15/51	2,584
2,600	Series 2007-C33, Class B, VAR, 6.150%, 02/15/51	2,584
2,600	Series 2007-C33, Class C, VAR, 6.150%, 02/15/51	2,543
250	Series 2007-C34, Class AJ, VAR, 6.143%, 05/15/46	257
1,250	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5, 3.767%, 07/15/58	1,290

		95,607

	Total Commercial Mortgage-Backed Securities (Cost $97,290)	95,972

SHARES
Common Stock — 0.0% (g)
	United States — 0.0% (g)
3	NII Holdings, Inc. (a) (Cost $44)	18

PRINCIPAL AMOUNT
Convertible Bonds — 1.9%
	Netherlands — 0.2%
1,565	NXP Semiconductors N.V., 1.000%, 12/01/19 (e)	1,807
	United States — 1.7%
1,990	Envestnet, Inc., 1.750%, 12/15/19	1,784
2,225	Finisar Corp., 0.500%, 12/15/33	2,025
2,045	General Cable Corp., SUB, 4.500%, 11/15/29	1,377
815	Griffon Corp., 4.000%, 01/15/17 (e)	1,076
1,680	HealthSouth Corp., 2.000%, 12/01/43	1,831
2,325	Iconix Brand Group, Inc., 1.500%, 03/15/18	1,536
25	Ixia, 3.000%, 12/15/15	25
245	Jarden Corp., 1.125%, 03/15/34	278
2,585	Live Nation Entertainment, Inc., 2.500%, 05/15/19	2,680
1,145	Newpark Resources, Inc., 4.000%, 10/01/17	1,123
1,460	ON Semiconductor Corp., Series B, 2.625%, 12/15/26	1,721
1,380	Shutterfly, Inc., 0.250%, 05/15/18	1,343
1,855	Web.com Group, Inc., 1.000%, 08/15/18	1,849
1,310	WebMD Health Corp., 1.500%, 12/01/20	1,430
2,050	Whiting Petroleum Corp., 1.250%, 04/01/20 (e)	1,804

		21,882

	Total Convertible Bonds (Cost $25,208)	23,689

Corporate Bonds — 49.3%
	Australia — 0.0% (g)
180	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, 7.125%, 05/01/18 (e)	176
35	Nufarm Australia Ltd., 6.375%, 10/15/19 (e)	35

		211

	Bahamas — 0.0% (g)
565	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21	305

	Belgium — 0.2%
EUR 2,650	Ontex Group N.V., Reg. S, 4.750%, 11/15/21	2,982

	Bermuda — 0.0% (g)
310	Aircastle Ltd., 7.625%, 04/15/20	352
200	Seadrill Ltd., 6.625%, 09/15/20 (e)	129

		481

	Canada — 1.3%
555	1011778 B.C. ULC/New Red Finance, Inc., 6.000%, 04/01/22 (e)	576

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Canada — continued
188	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23 (e)	192
	Baytex Energy Corp.,
100	5.125%, 06/01/21 (e)	84
75	5.625%, 06/01/24 (e)	61
	Bombardier, Inc.,
40	4.750%, 04/15/19 (e)	35
139	5.500%, 09/15/18 (e)	131
169	6.125%, 01/15/23 (e)	126
6	Brookfield Residential Properties, Inc., 6.500%, 12/15/20 (e)	6
173	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.125%, 07/01/22 (e)	163
230	Cascades, Inc., 5.500%, 07/15/22 (e)	223
307	Concordia Healthcare Corp., 7.000%, 04/15/23 (e)	264
	First Quantum Minerals Ltd.,
423	6.750%, 02/15/20 (e)	274
18	7.000%, 02/15/21 (e)	11
25	Garda World Security Corp., 7.250%, 11/15/21 (e)	22
125	HudBay Minerals, Inc., 9.500%, 10/01/20	98
325	Lundin Mining Corp., 7.875%, 11/01/22 (e)	310
92	Masonite International Corp., 5.625%, 03/15/23 (e)	96
194	Mattamy Group Corp., 6.500%, 11/15/20 (e)	189
800	MEG Energy Corp., 6.375%, 01/30/23 (e)	664
405	New Gold, Inc., 6.250%, 11/15/22 (e)	345
171	NOVA Chemicals Corp., 5.000%, 05/01/25 (e)	168
330	Novelis, Inc., 8.750%, 12/15/20	321
227	Open Text Corp., 5.625%, 01/15/23 (e)	225
2,600	Pacific Exploration and Production Corp., Reg. S, 5.125%, 03/28/23	767
350	Precision Drilling Corp., 5.250%, 11/15/24	273
1,070	Quebecor Media, Inc., 5.750%, 01/15/23	1,078
115	Taseko Mines Ltd., 7.750%, 04/15/19	62
357	Transcanada Trust, VAR, 5.625%, 05/20/75	339
400	Ultra Petroleum Corp., 6.125%, 10/01/24 (e)	144
	Valeant Pharmaceuticals International, Inc.,
345	5.375%, 03/15/20 (e)	309
195	5.500%, 03/01/23 (e)	167
85	5.625%, 12/01/21 (e)	74
3,160	5.875%, 05/15/23 (e)	2,733
395	6.125%, 04/15/25 (e)	342
205	6.375%, 10/15/20 (e)	188
175	6.750%, 08/15/18 (e)	171
100	6.750%, 08/15/21 (e)	90
2,465	7.250%, 07/15/22 (e)	2,231
100	7.500%, 07/15/21 (e)	94
EUR 1,325	Reg. S, 4.500%, 05/15/23	1,169
1,300	Videotron Ltd., 5.375%, 06/15/24 (e)	1,313

		16,128

	Cayman Islands — 0.4%
3,353	Odebrecht Offshore Drilling Finance Ltd., Reg. S, 6.750%, 10/01/22	1,056
275	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18 (e)	205
	Transocean, Inc.,
191	6.500%, 11/15/20	151
724	6.875%, 12/15/21	544
270	UPCB Finance V Ltd., 7.250%, 11/15/21 (e)	288
2,800	Vale Overseas Ltd., 6.875%, 11/21/36	2,054

		4,298

	Chile — 0.3%
1,980	Empresa Electrica Angamos S.A., 4.875%, 05/25/29 (e)	1,765
1,720	Empresa Electrica Guacolda S.A., 4.560%, 04/30/25 (e)	1,595

		3,360

	Croatia — 0.1%
EUR 1,250	Agrokor d.d., Reg. S, 9.125%, 02/01/20	1,420

	Denmark — 0.0% (g)
GBP 195	Danske Bank A/S, VAR, 5.375%, 09/29/21	308

	France — 2.6%
EUR 1,800	Autodis S.A., Reg. S, 6.500%, 02/01/19	1,973
EUR 2,550	Crown European Holdings S.A., Reg. S, 4.000%, 07/15/22	2,822
EUR 1,800	Engie S.A., 0.500%, 03/13/22	1,863
EUR 1,875	Europcar Groupe S.A., Reg. S, 5.750%, 06/15/22	2,089
EUR 317	Holdikks SAS, Reg. S, 6.750%, 07/15/21	335
EUR 1,950	Holding Medi-Partenaires SAS, Reg. S, 7.000%, 05/15/20	2,186
EUR 1,750	Italcementi Finance S.A., SUB, 6.625%, 03/19/20	2,184
EUR 2,160	Labeyrie Fine Foods SAS, Reg. S, 5.625%, 03/15/21	2,419
	Numericable-SFR SAS,
EUR 600	5.375%, 05/15/22 (e)	659

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	France — continued
2,200	6.000%, 05/15/22 (e)	2,173
250	6.250%, 05/15/24 (e)	246
EUR 4,400	Reg. S, 5.375%, 05/15/22	4,835
EUR 2,150	Peugeot S.A., 6.500%, 01/18/19	2,623
	Rexel S.A.,
EUR 875	3.250%, 06/15/22	919
EUR 1,300	Reg. S, 5.125%, 06/15/20	1,446
EUR 1,900	SMCP SAS, Reg. S, 8.875%, 06/15/20	2,148
EUR 1,200	Veolia Environnement S.A., 4.625%, 03/30/27	1,634

		32,554

	Germany — 1.8%
EUR 2,150	CeramTec Group GmbH, Reg. S, 8.250%, 08/15/21	2,454
EUR 500	Commerzbank AG, 7.750%, 03/16/21	652
EUR 1,350	Deutsche Raststaetten Gruppe IV GmbH, Reg. S, 6.750%, 12/30/20	1,539
EUR 2,725	HP Pelzer Holding GmbH, Reg. S, 7.500%, 07/15/21	3,037
EUR 480	KraussMaffei Group GmbH, Reg. S, 8.750%, 12/15/20	541
EUR 2,175	Pfleiderer GmbH, Reg. S, 7.875%, 08/01/19	2,400
EUR 1,350	ProGroup AG, Reg. S, 5.125%, 05/01/22	1,502
EUR 1,100	Techem Energy Metering Service GmbH & Co. KG, Reg. S, 7.875%, 10/01/20	1,260
EUR 1,975	Trionista TopCo GmbH, Reg. S, 6.875%, 04/30/21	2,223
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
200	5.000%, 01/15/25 (e)	195
200	5.500%, 01/15/23 (e)	201
EUR 4,725	Reg. S, 5.125%, 01/21/23	5,309
EUR 1,300	WEPA Hygieneprodukte GmbH, Reg. S, 6.500%, 05/15/20	1,461

		22,774

	Hong Kong — 0.3%
3,800	Bank of East Asia Ltd. (The), VAR, 4.250%, 11/20/24	3,776

	India — 0.1%
2,000	JSW Steel Ltd., 4.750%, 11/12/19	1,646

	Ireland — 1.3%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
217	4.250%, 07/01/20	220
1,330	4.625%, 10/30/20	1,367
642	4.625%, 07/01/22	649
2,900	Alfa Bank AO Via Alfa Bond Issuance plc, Reg. S, 7.750%, 04/28/21	3,052
	Ardagh Packaging Finance plc,
1,100	9.125%, 10/15/20 (e)	1,155
EUR 2,150	Reg. S, 9.250%, 10/15/20	2,385
300	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.000%, 06/30/21 (e)	296
EUR 820	Bank of Ireland, 3.250%, 01/15/19	934
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
1,000	6.000%, 07/15/23 (e)	962
285	6.000%, 02/01/25 (e)	271
1,976	GE Capital International Funding Co., 3.373%, 11/15/25 (e)	1,999
EUR 2,800	Smurfit Kappa Acquisitions, Reg. S, 3.250%, 06/01/21	3,139

		16,429

	Italy — 1.2%
EUR 700	Assicurazioni Generali S.p.A., VAR, 7.750%, 12/12/42	919
EUR 455	Banco Popolare SC, 3.500%, 03/14/19	501
EUR 1,400	Cerved Group S.p.A., Reg. S, 8.000%, 01/15/21	1,574
	Enel S.p.A.,
EUR 1,550	VAR, 6.500%, 01/10/74	1,787
GBP 200	VAR, 7.750%, 09/10/75	327
EUR 1,850	Rhino Bondco S.p.A, Reg. S, 7.250%, 11/15/20	2,101
EUR 4,450	Telecom Italia S.p.A., 3.250%, 01/16/23	4,883
EUR 1,841	UniCredit S.p.A., Reg. S, 6.950%, 10/31/22	2,336

		14,428

	Japan — 0.0% (g)
200	SoftBank Group Corp., 4.500%, 04/15/20 (e)	199

	Luxembourg — 4.6%
2,735	Actavis Funding SCS, 3.000%, 03/12/20	2,772
	Altice Luxembourg S.A.,
EUR 850	7.250%, 05/15/22 (e)	871
700	7.625%, 02/15/25 (e)	612
250	7.750%, 05/15/22 (e)	234
	Altice Financing S.A.,
700	6.625%, 02/15/23 (e)	694
EUR 2,975	Reg. S, 5.250%, 02/15/23	3,206
200	Altice Finco S.A., 7.625%, 02/15/25 (e)	183

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Luxembourg — continued
EUR 3,925	Altice Luxembourg S.A., Reg. S, 7.250%, 05/15/22	4,023
	ArcelorMittal,
EUR 2,150	2.875%, 07/06/20	2,059
50	5.500%, 02/25/17	50
60	6.500%, 03/01/21	52
1,350	7.250%, 02/25/22	1,191
50	10.850%, 06/01/19	53
EUR 3,270	Auris Luxembourg II S.A., Reg. S, 8.000%, 01/15/23	3,796
45	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, 5.625%, 12/15/16 (e)	45
100	Capsugel S.A., 7.000% (cash), 05/15/19 (e) (v)	101
600	ConvaTec Healthcare E S.A., 10.500%, 12/15/18 (e)	609
EUR 2,000	Dufry Finance S.C.A., Reg. S, 4.500%, 08/01/23	2,211
EUR 3,350	Fiat Chrysler Finance Europe, 4.750%, 07/15/22	3,817
EUR 2,475	Galapagos Holding S.A., Reg. S, 7.000%, 06/15/22	2,275
EUR 200	Galapagos S.A., Reg. S, 5.375%, 06/15/21	202
EUR 900	Geo Debt Finance S.C.A., Reg. S, 7.500%, 08/01/18	909
EUR 1,500	Gestamp Funding Luxembourg S.A., Reg. S, 5.875%, 05/31/20	1,648
2,250	INEOS Group Holdings S.A., 5.875%, 02/15/19 (e)	2,239
	Intelsat Jackson Holdings S.A.,
549	5.500%, 08/01/23	409
772	6.625%, 12/15/22	467
662	7.250%, 04/01/19	578
340	7.250%, 10/15/20	284
1,945	7.500%, 04/01/21	1,614
	Intelsat Luxembourg S.A.,
5	6.750%, 06/01/18	3
360	7.750%, 06/01/21	141
EUR 850	LSF9 Balta Issuer S.A., Reg. S, 7.750%, 09/15/22	949
63	Mallinckrodt International Finance S.A., 4.750%, 04/15/23	52
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
175	4.875%, 04/15/20 (e)	159
145	5.500%, 04/15/25 (e)	123
167	5.625%, 10/15/23 (e)	144
311	5.750%, 08/01/22 (e)	275
EUR 1,150	Monitchem HoldCo 2 S.A., Reg. S, 6.875%, 06/15/22	1,131
EUR 2,250	Play Finance 1 S.A., Reg. S, 6.500%, 08/01/19	2,488
EUR 1,250	Play Topco S.A., 7.750% (cash), Reg. S, 02/28/20 (v)	1,356
EUR 3,350	SIG Combibloc Holdings S.C.A., Reg. S, 7.750%, 02/15/23	3,752
EUR 2,500	Telenet Finance V Luxembourg S.C.A., Reg. S, 6.250%, 08/15/22	2,866
EUR 2,075	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., Reg. S, 6.375%, 05/01/22	2,222
	Wind Acquisition Finance S.A.,
EUR 550	7.000%, 04/23/21 (e)	589
600	7.375%, 04/23/21 (e)	579
EUR 3,000	Reg. S, 7.000%, 04/23/21	3,213

		57,246

	Mexico — 0.4%
1,850	Alfa S.A.B. de C.V., Reg. S, 6.875%, 03/25/44	1,794
	Cemex S.A.B. de C.V.,
1,250	5.700%, 01/11/25 (e)	1,103
200	6.125%, 05/05/25 (e)	183
1,940	Elementia S.A.B. de C.V., 5.500%, 01/15/25 (e)	1,862

		4,942

	Netherlands — 1.7%
900	Bluewater Holding B.V., Reg. S, 10.000%, 12/10/19 (e)	536
400	EDP Finance B.V., 5.250%, 01/14/21 (e)	415
	Fiat Chrysler Automobiles N.V.,
273	4.500%, 04/15/20	274
200	5.250%, 04/15/23	198
EUR 1,825	Grupo Antolin Dutch B.V., Reg. S, 4.750%, 04/01/21	2,006
EUR 1,100	InterXion Holding N.V., Reg. S, 6.000%, 07/15/20	1,235
	NXP B.V./NXP Funding LLC,
1,000	5.750%, 02/15/21 (e)	1,045
1,000	5.750%, 03/15/23 (e)	1,034
EUR 1,000	PortAventura Entertainment Barcelona B.V., Reg. S, 7.250%, 12/01/20	1,091
EUR 1,000	Repsol International Finance B.V., VAR, 4.500%, 03/25/75	887

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Netherlands — continued
	Schaeffler Finance B.V.,
600	4.750%, 05/15/21 (e)	609
EUR 3,900	Reg. S, 3.500%, 05/15/22	4,218
	Sensata Technologies B.V.,
129	5.000%, 10/01/25 (e)	122
1,600	5.625%, 11/01/24 (e)	1,624
EUR 2,000	UPC Holding B.V., Reg. S, 6.375%, 09/15/22	2,252
EUR 4,200	Ziggo Bond Finance B.V., Reg. S, 4.625%, 01/15/25	4,236

		21,782

	Norway — 0.3%
EUR 3,750	Lock A.S., Reg. S, 7.000%, 08/15/21	4,198

	Singapore — 0.0% (g)
200	Flextronics International Ltd., 5.000%, 02/15/23	201

	South Korea — 0.3%
3,700	Woori Bank, 4.750%, 04/30/24 (e)	3,814

	Spain — 0.1%
EUR 1,500	Campofrio Food Group S.A., Reg. S, 3.375%, 03/15/22	1,607

	Sweden — 0.4%
EUR 950	Dometic Group AB, 9.500% (cash), Reg. S, 06/26/19 (v)	1,056
EUR 800	TVN Finance Corp. III AB, Reg. S, 7.375%, 12/15/20	913
EUR 2,347	Volvo Treasury AB, VAR, 4.200%, 06/10/75	2,469

		4,438

	Switzerland — 0.6%
	Credit Suisse AG,
1,938	6.500%, 08/08/23 (e)	2,114
EUR 1,350	VAR, 5.750%, 09/18/25	1,573
	UBS AG,
1,404	5.125%, 05/15/24	1,425
2,250	Reg. S, VAR, 4.750%, 05/22/23	2,305

		7,417

	United Kingdom — 5.6%
EUR 769	Aviva plc, VAR, 6.125%, 07/05/43	961
2,800	Barclays plc, 4.375%, 09/11/24	2,743
GBP 2,250	Boparan Finance plc, Reg. S, 5.250%, 07/15/19	3,220
915	BP Capital Markets plc, 3.062%, 03/17/22	915
EUR 2,200	EC Finance plc, Reg. S, 5.125%, 07/15/21	2,441
EUR 2,100	Ephios Holdco II plc, Reg. S, 8.250%, 07/01/23	2,291
GBP 1,400	Galaxy Bidco Ltd., Reg. S, 6.375%, 11/15/20	2,194
GBP 550	Heathrow Finance plc, 7.125%, 03/01/17	877
EUR 2,950	Ineos Finance plc, Reg. S, 4.000%, 05/01/23	3,047
	International Game Technology plc,
1,475	6.250%, 02/15/22 (e)	1,404
EUR 1,800	Reg. S, 4.125%, 02/15/20	1,926
	Jaguar Land Rover Automotive plc,
500	4.125%, 12/15/18 (e)	508
200	4.250%, 11/15/19 (e)	204
GBP 2,700	Reg. S, 5.000%, 02/15/22	4,189
	Matalan Finance plc,
GBP 450	6.875%, 06/01/19 (e)	576
GBP 1,425	Reg. S, 6.875%, 06/01/19	1,824
EUR 2,050	Merlin Entertainments plc, Reg. S, 2.750%, 03/15/22	2,130
GBP 1,500	New Look Secured Issuer plc, Reg. S, 6.500%, 07/01/22	2,272
GBP 710	NGG Finance plc, Reg. S, VAR, 5.625%, 06/18/73	1,124
GBP 2,025	Odeon & UCI Finco plc, Reg. S, 9.000%, 08/01/18	3,172
EUR 1,950	OTE plc, 3.500%, 07/09/20	1,978
GBP 1,400	Pizzaexpress Financing 1 plc, Reg. S, 8.625%, 08/01/22	2,225
GBP 1,850	Pizzaexpress Financing 2 plc, Reg. S, 6.625%, 08/01/21	2,899
GBP 1,500	Priory Group No. 3 plc, Reg. S, 8.875%, 02/15/19	2,327
	R&R Ice Cream plc,
GBP 600	5.500%, 05/15/20 (e)	931
GBP 1,750	Reg. S, 5.500%, 05/15/20	2,715
1,645	Royal Bank of Scotland Group plc, 6.125%, 12/15/22	1,809
1,520	Santander UK Group Holdings plc, 4.750%, 09/15/25 (e)	1,521
2,256	Santander UK plc, 5.000%, 11/07/23 (e)	2,354
600	Sea Trucks Group Ltd., Reg. S, 9.000%, 03/26/18 (e)	375
GBP 2,905	Tesco plc, 5.000%, 03/24/23	4,409
200	Virgin Media Finance plc, 5.750%, 01/15/25 (e)	194
GBP 3,555	Virgin Media Secured Finance plc, Reg. S, 6.000%, 04/15/21	5,603

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United Kingdom — continued
GBP 1,775	Vougeot Bidco plc, Reg. S, 7.875%, 07/15/20	2,834

		70,192

	United States — 25.7%
1,745	21st Century Fox America, Inc., 3.700%, 10/15/25 (e)	1,752
	Acadia Healthcare Co., Inc.,
55	5.625%, 02/15/23	54
100	6.125%, 03/15/21	103
530	ACCO Brands Corp., 6.750%, 04/30/20	554
307	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	87
1,455	ACE INA Holdings, Inc., 2.875%, 11/03/22	1,446
75	Activision Blizzard, Inc., 5.625%, 09/15/21 (e)	79
	ADT Corp. (The),
552	4.125%, 06/15/23	517
400	6.250%, 10/15/21	418
	Advanced Micro Devices, Inc.,
225	6.750%, 03/01/19	167
369	7.000%, 07/01/24	247
11	7.500%, 08/15/22	8
	AECOM,
365	5.750%, 10/15/22	377
125	5.875%, 10/15/24	126
500	AES Corp., 5.500%, 04/15/25	449
250	AK Steel Corp., 8.750%, 12/01/18	212
130	Alabama Power Co., 4.150%, 08/15/44	125
370	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/22 (e)	395
15	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	15
	Alcoa, Inc.,
725	5.125%, 10/01/24	686
250	5.400%, 04/15/21	252
300	5.900%, 02/01/27	292
209	Aleris International, Inc., 7.875%, 11/01/20	174
156	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	154
	Ally Financial, Inc.,
1,420	4.125%, 03/30/20	1,436
970	4.625%, 03/30/25	970
250	4.750%, 09/10/18	258
240	8.000%, 12/31/18	267
365	8.000%, 11/01/31	435
1,165	Altria Group, Inc., 4.250%, 08/09/42	1,067
	AMC Entertainment, Inc.,
500	5.750%, 06/15/25	504
230	5.875%, 02/15/22	238
1,060	American Airlines 2015-1 Class B Pass-Through Trust, 3.700%, 05/01/23	1,033
	American Axle & Manufacturing, Inc.,
500	6.250%, 03/15/21	523
448	6.625%, 10/15/22	473
3,000	American Express Credit Corp., Series F, 2.600%, 09/14/20	3,014
	American International Group, Inc.,
1,140	4.800%, 07/10/45	1,134
325	6.250%, 03/15/37	355
900	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	911
	Amkor Technology, Inc.,
1,515	6.375%, 10/01/22	1,462
850	6.625%, 06/01/21	839
100	Amsurg Corp., 5.625%, 11/30/20	101
1,000	Anixter, Inc., 5.500%, 03/01/23 (e)	1,015
500	Antero Resources Corp., 5.375%, 11/01/21	460
755	Apple, Inc., 4.375%, 05/13/45	757
2,633	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	2,653
1,425	Ashland, Inc., 4.750%, 08/15/22	1,418
	Ashtead Capital, Inc.,
300	5.625%, 10/01/24 (e)	305
1,000	6.500%, 07/15/22 (e)	1,045
	AT&T, Inc.,
2,630	3.400%, 05/15/25	2,552
1,325	4.300%, 12/15/42	1,160
	Audatex North America, Inc.,
714	6.000%, 06/15/21 (e)	720
520	6.125%, 11/01/23 (e)	524
	Avaya, Inc.,
60	7.000%, 04/01/19 (e)	47
221	10.500%, 03/01/21 (e)	73
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
13	5.125%, 06/01/22 (e)	13
14	5.250%, 03/15/25 (e)	13
1,795	5.500%, 04/01/23	1,831
EUR 200	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., Reg. S, 5.750%, 02/01/21	220

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Bank of America Corp.,
3,795	2.625%, 10/19/20	3,777
1,040	4.250%, 10/22/26	1,044
25	Basic Energy Services, Inc., 7.750%, 02/15/19	9
400	Berry Plastics Corp., 5.500%, 05/15/22	404
	Biogen, Inc.,
1,960	2.900%, 09/15/20	1,964
1,125	5.200%, 09/15/45	1,130
	Blue Cube Spinco, Inc.,
357	9.750%, 10/15/23 (e)	389
343	10.000%, 10/15/25 (e)	379
279	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	248
235	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	213
82	Boyd Gaming Corp., 6.875%, 05/15/23	86
500	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 04/15/22	145
231	Building Materials Corp. of America, 5.375%, 11/15/24 (e)	233
157	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	160
1,340	Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	1,310
	Cablevision Systems Corp.,
233	7.750%, 04/15/18	242
828	8.000%, 04/15/20	783
250	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20 (d)	199
210	CalAtlantic Group, Inc., 8.375%, 01/15/21	246
	California Resources Corp.,
418	5.500%, 09/15/21	251
795	6.000%, 11/15/24	477
1,500	Calpine Corp., 6.000%, 01/15/22 (e)	1,556
3,000	Capital One Financial Corp., 4.200%, 10/29/25	2,990
400	Casella Waste Systems, Inc., 7.750%, 02/15/19	402
	CCO Holdings LLC/CCO Holdings Capital Corp.,
539	5.375%, 05/01/25 (e)	535
1,905	5.750%, 09/01/23	1,950
831	6.500%, 04/30/21	869
1,535	6.625%, 01/31/22	1,620
300	7.375%, 06/01/20	313
	CCO Safari II LLC,
145	4.464%, 07/23/22 (e)	147
73	4.908%, 07/23/25 (e)	74
330	CCOH Safari LLC, 5.750%, 02/15/26 (e)	332
	CDW LLC/CDW Finance Corp.,
48	5.000%, 09/01/23	48
165	5.500%, 12/01/24	166
450	Cemex Finance LLC, 9.375%, 10/12/22 (e)	480
201	Centene Corp., 4.750%, 05/15/22	196
	CenturyLink, Inc.,
178	5.625%, 04/01/25	153
200	Series T, 5.800%, 03/15/22	186
1,345	6.750%, 12/01/23	1,277
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
199	5.125%, 12/15/21 (e)	184
156	Chemours Co. (The), 7.000%, 05/15/25 (e)	117
1,025	Chesapeake Energy Corp., 6.625%, 08/15/20	484
65	Chinos Intermediate Holdings A, Inc., 7.750% (cash), 05/01/19 (e) (v)	17
204	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	216
	CHS/Community Health Systems, Inc.,
200	5.125%, 08/01/21	202
200	6.875%, 02/01/22	193
218	Cincinnati Bell, Inc., 8.375%, 10/15/20	225
90	Cinemark USA, Inc., 5.125%, 12/15/22	90
	CIT Group, Inc.,
29	3.875%, 02/19/19	29
1,220	5.000%, 08/15/22	1,246
491	5.250%, 03/15/18	509
400	5.375%, 05/15/20	422
1,495	5.500%, 02/15/19 (e)	1,566
200	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	201
	Citigroup, Inc.,
2,690	2.400%, 02/18/20	2,682
2,695	2.650%, 10/26/20	2,686
	Claire’s Stores, Inc.,
250	6.125%, 03/15/20 (e)	168
68	8.875%, 03/15/19	26
880	9.000%, 03/15/19 (e)	664
	Clear Channel Worldwide Holdings, Inc.,
2,080	Series B, 6.500%, 11/15/22	2,054
4,175	Series B, 7.625%, 03/15/20	4,050

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
100	Clearwater Paper Corp., 4.500%, 02/01/23	95
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
99	6.375%, 03/15/24	44
26	8.500%, 12/15/19	15
155	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	70
367	Coeur Mining, Inc., 7.875%, 02/01/21	210
500	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	469
600	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	586
1,790	Comcast Corp., 4.600%, 08/15/45	1,854
	Commercial Metals Co.,
200	4.875%, 05/15/23	176
75	7.350%, 08/15/18	79
1,000	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	957
190	CommScope, Inc., 5.500%, 06/15/24 (e)	182
50	Communications Sales & Leasing, Inc./CSL Capital LLC, 6.000%, 04/15/23 (e)	47
	Comstock Resources, Inc.,
150	9.500%, 06/15/20	31
562	10.000%, 03/15/20 (e)	329
530	Concho Resources, Inc., 5.500%, 04/01/23	517
450	CONSOL Energy, Inc., 5.875%, 04/15/22	295
242	Consolidated Communications, Inc., 6.500%, 10/01/22	206
17	Constellation Brands, Inc., 4.750%, 11/15/24	17
134	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	149
1,300	Corrections Corp. of America, 4.625%, 05/01/23	1,233
733	Cott Beverages, Inc., 6.750%, 01/01/20	760
261	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	223
260	Crown Castle International Corp., 5.250%, 01/15/23	269
365	CSC Holdings LLC, 6.750%, 11/15/21	345
80	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22	64
	CVS Health Corp.,
280	4.750%, 12/01/22 (e)	302
190	5.000%, 12/01/24 (e)	208
1,195	5.300%, 12/05/43	1,301
	Dana Holding Corp.,
1,000	5.500%, 12/15/24	1,002
600	6.000%, 09/15/23	613
210	Darling Ingredients, Inc., 5.375%, 01/15/22	206
151	DCP Midstream Operating LP, 3.875%, 03/15/23	124
312	Dean Foods Co., 6.500%, 03/15/23 (e)	321
1,053	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	1,116
835	Denbury Resources, Inc., 4.625%, 07/15/23	484
455	Diamondback Energy, Inc., 7.625%, 10/01/21	483
	DISH DBS Corp.,
135	5.000%, 03/15/23	117
1,170	5.875%, 07/15/22	1,086
2,450	5.875%, 11/15/24	2,193
1,766	6.750%, 06/01/21	1,777
245	7.875%, 09/01/19	264
500	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	450
1,155	Dominion Resources, Inc., 3.625%, 12/01/24	1,149
110	DS Services of America, Inc., 10.000%, 09/01/21 (e)	125
4	DuPont Fabros Technology LP, 5.875%, 09/15/21	4
	Dynegy, Inc.,
99	5.875%, 06/01/23	89
26	6.750%, 11/01/19	25
615	7.375%, 11/01/22	593
35	7.625%, 11/01/24	33
203	E*TRADE Financial Corp., 5.375%, 11/15/22	215
175	Eagle Spinco, Inc., 4.625%, 02/15/21	167
1,563	Embarq Corp., 7.995%, 06/01/36	1,642
565	Emdeon, Inc., 11.000%, 12/31/19	593
1,294	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	1,255
75	EnerSys, 5.000%, 04/30/23 (e)	75
	EP Energy LLC/Everest Acquisition Finance, Inc.,
400	7.750%, 09/01/22	314
1,300	9.375%, 05/01/20	1,105
	Equinix, Inc.,
38	5.375%, 01/01/22	39
300	5.375%, 04/01/23	306

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
27	5.750%, 01/01/25	27
500	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	539
151	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	157
	First Data Corp.,
1,391	6.750%, 11/01/20 (e)	1,462
2,712	8.250%, 01/15/21 (e)	2,834
550	8.750%, 01/15/22 (e)	578
385	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	392
	Ford Motor Credit Co. LLC,
2,575	3.200%, 01/15/21	2,568
3,000	3.664%, 09/08/24	2,928
2,740	Freeport-McMoRan, Inc., 3.550%, 03/01/22	1,891
12	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	13
	Fresenius Medical Care U.S. Finance II, Inc.,
420	4.125%, 10/15/20 (e)	428
295	4.750%, 10/15/24 (e)	296
250	5.875%, 01/31/22 (e)	271
	Frontier Communications Corp.,
305	6.250%, 09/15/21	261
70	7.125%, 03/15/19	69
70	8.125%, 10/01/18	73
478	8.500%, 04/15/20	479
142	8.750%, 04/15/22	130
73	8.875%, 09/15/20 (e)	73
485	9.250%, 07/01/21	474
190	10.500%, 09/15/22 (e)	188
2,217	11.000%, 09/15/25 (e)	2,173
	General Electric Capital Corp.,
748	3.450%, 05/15/24	775
1,315	VAR, 6.375%, 11/15/67	1,397
125	GenOn Energy, Inc., 9.875%, 10/15/20	106
1,000	GEO Group, Inc. (The), 6.625%, 02/15/21	1,016
	Goldman Sachs Group, Inc. (The),
930	2.750%, 09/15/20	936
1,850	3.850%, 07/08/24	1,894
1,815	4.250%, 10/21/25	1,821
1,200	5.150%, 05/22/45	1,193
35	Goodman Networks, Inc., 12.125%, 07/01/18	10
	Goodyear Tire & Rubber Co. (The),
1,000	6.500%, 03/01/21	1,056
475	7.000%, 05/15/22	514
292	8.250%, 08/15/20	304
1,000	8.750%, 08/15/20	1,187
575	Gray Television, Inc., 7.500%, 10/01/20	597
195	Halcon Resources Corp., 13.000%, 02/15/22 (e)	90
	Harland Clarke Holdings Corp.,
150	6.875%, 03/01/20 (e)	133
10	9.250%, 03/01/21 (e)	8
	HCA, Inc.,
300	5.000%, 03/15/24	302
2,625	5.375%, 02/01/25	2,579
100	6.500%, 02/15/20	111
2,275	7.500%, 02/15/22	2,542
	HD Supply, Inc.,
1,750	5.250%, 12/15/21 (e)	1,818
200	7.500%, 07/15/20	211
600	Headwaters, Inc., 7.250%, 01/15/19	618
	HealthSouth Corp.,
250	5.125%, 03/15/23	241
174	5.750%, 11/01/24	168
650	5.750%, 09/15/25 (e)	622
375	Hecla Mining Co., 6.875%, 05/01/21	295
	Hertz Corp. (The),
1,250	6.250%, 10/15/22	1,300
2,367	7.375%, 01/15/21	2,463
	Hexion, Inc.,
2,387	6.625%, 04/15/20	1,730
163	10.000%, 04/15/20	131
	Hilcorp Energy I LP/Hilcorp Finance Co.,
675	5.000%, 12/01/24 (e)	607
125	7.625%, 04/15/21 (e)	128
1,105	Home Depot, Inc. (The), 3.350%, 09/15/25	1,128
250	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	256
	Huntsman International LLC,
550	4.875%, 11/15/20	517
1,400	5.125%, 11/15/22 (e)	1,295
600	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	564
681	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	692

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
525	iHeartCommunications, Inc., 9.000%, 12/15/19	381
30	IHS, Inc., 5.000%, 11/01/22	31
500	ILFC E-Capital Trust I, VAR, 4.570%, 12/21/65 (e)	473
535	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	503
1,050	IMS Health, Inc., 6.000%, 11/01/20 (e)	1,074
1,500	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	1,164
400	Infor U.S., Inc., 6.500%, 05/15/22 (e)	355
1,000	Informatica LLC, 7.125%, 07/15/23 (e)	960
825	Intel Corp., 4.900%, 07/29/45	871
	International Lease Finance Corp.,
1,235	3.875%, 04/15/18	1,246
650	4.625%, 04/15/21	669
870	5.875%, 08/15/22	940
515	6.250%, 05/15/19	554
320	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	333
515	Iron Mountain, Inc., 5.750%, 08/15/24	511
135	Isle of Capri Casinos, Inc., 5.875%, 03/15/21	141
15	Jarden Corp., 7.500%, 05/01/17	16
	JBS USA LLC/JBS USA Finance, Inc.,
236	5.750%, 06/15/25 (e)	225
1,137	5.875%, 07/15/24 (e)	1,120
545	7.250%, 06/01/21 (e)	566
260	8.250%, 02/01/20 (e)	272
435	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	320
650	Kindred Healthcare, Inc., 8.750%, 01/15/23	615
1,000	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	971
EUR 1,200	Kloeckner Pentaplast of America, Inc., Reg. S, 7.125%, 11/01/20	1,314
	Kraft Heinz Foods Co.,
357	4.875%, 02/15/25 (e)	380
2,035	5.200%, 07/15/45 (e)	2,118
50	Lamar Media Corp., 5.875%, 02/01/22	52
	Lennar Corp.,
125	4.500%, 06/15/19	128
225	Series B, 12.250%, 06/01/17	257
	Level 3 Communications, Inc.,
1,488	5.750%, 12/01/22	1,503
	Level 3 Financing, Inc.,
103	5.125%, 05/01/23 (e)	102
188	5.375%, 08/15/22	189
160	5.375%, 01/15/24 (e)	160
362	5.375%, 05/01/25 (e)	360
48	5.625%, 02/01/23	49
800	7.000%, 06/01/20	845
5	VAR, 4.101%, 01/15/18	5
250	LIN Television Corp., 5.875%, 11/15/22 (e)	251
800	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	168
	M/I Homes, Inc.,
180	6.750%, 01/15/21 (e)	180
230	8.625%, 11/15/18	236
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
500	4.500%, 07/15/23	444
444	4.875%, 12/01/24	394
1,000	4.875%, 06/01/25	890
124	Masco Corp., 4.450%, 04/01/25	122
550	MasTec, Inc., 4.875%, 03/15/23	465
75	Memorial Resource Development Corp., 5.875%, 07/01/22	70
	Meritage Homes Corp.,
150	7.000%, 04/01/22	159
75	7.150%, 04/15/20	80
	MetLife, Inc.,
1,920	3.000%, 03/01/25	1,861
435	6.400%, 12/15/36	479
	MGM Resorts International,
500	5.250%, 03/31/20	501
1,985	6.000%, 03/15/23	1,967
295	6.750%, 10/01/20	308
1,545	7.750%, 03/15/22	1,657
	Micron Technology, Inc.,
142	5.250%, 08/01/23 (e)	133
350	5.250%, 01/15/24 (e)	326
35	5.500%, 02/01/25	32
1,750	5.875%, 02/15/22	1,760
1,390	Microsoft Corp., 4.875%, 12/15/43	1,512
235	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	234
	Momentive Performance Materials, Inc.,
350	3.880%, 10/24/21	224
350	8.875%, 10/15/20 (d)	—

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Morgan Stanley,
2,500	2.800%, 06/16/20	2,528
3,110	3.700%, 10/23/24	3,163
790	4.300%, 01/27/45	766
846	MPG Holdco I, Inc., 7.375%, 10/15/22	888
450	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	455
155	MSCI, Inc., 5.250%, 11/15/24 (e)	160
65	Mustang Merger Corp., 8.500%, 08/15/21 (e)	68
500	National Financial Partners Corp., 9.000%, 07/15/21 (e)	480
530	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	480
67	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	63
430	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	323
280	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	224
29	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	31
5	NCR Corp., 6.375%, 12/15/23	5
1,700	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	1,517
	Netflix, Inc.,
300	5.500%, 02/15/22 (e)	311
200	5.750%, 03/01/24	206
	New Albertsons, Inc.,
197	7.450%, 08/01/29	186
53	8.000%, 05/01/31	51
22	8.700%, 05/01/30	22
620	Newfield Exploration Co., 5.375%, 01/01/26	566
	Nexstar Broadcasting, Inc.,
1,230	6.125%, 02/15/22 (e)	1,193
665	6.875%, 11/15/20	678
2,585	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	2,569
	Noble Energy, Inc.,
1,290	5.250%, 11/15/43	1,184
175	5.625%, 05/01/21	177
500	5.875%, 06/01/22	502
100	5.875%, 06/01/24	100
	NRG Energy, Inc.,
500	7.875%, 05/15/21	499
500	8.250%, 09/01/20	515
5	Oasis Petroleum, Inc., 6.875%, 03/15/22	4
1,455	Oracle Corp., 4.500%, 07/08/44	1,463
8	Orbital ATK, Inc., 5.250%, 10/01/21	8
44	Oshkosh Corp., 5.375%, 03/01/25	44
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
5	5.250%, 02/15/22	5
150	5.625%, 02/15/24	155
	Parker Drilling Co.,
150	6.750%, 07/15/22	108
50	7.500%, 08/01/20	40
284	Peabody Energy Corp., 10.000%, 03/15/22 (e)	67
300	Penn Virginia Corp., 8.500%, 05/01/20	66
500	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	514
696	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	686
136	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	142
1,000	Plantronics, Inc., 5.500%, 05/31/23 (e)	1,018
175	PolyOne Corp., 5.250%, 03/15/23	173
	Post Holdings, Inc.,
1,007	6.750%, 12/01/21 (e)	1,022
1,500	7.375%, 02/15/22	1,561
1,000	7.750%, 03/15/24 (e)	1,038
1,630	PPL Capital Funding, Inc., Series A, VAR, 6.700%, 03/30/67	1,345
10	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	10
300	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	231
	Prudential Financial, Inc.,
660	4.600%, 05/15/44	659
235	VAR, 5.875%, 09/15/42	249
EUR 2,125	PSPC Escrow Corp., Reg. S, 6.000%, 02/01/23	1,976
	QEP Resources, Inc.,
75	5.250%, 05/01/23	67
515	5.375%, 10/01/22	463
15	Quad/Graphics, Inc., 7.000%, 05/01/22	12
1,067	QUALCOMM, Inc., 4.800%, 05/20/45	887
	Qwest Capital Funding, Inc.,
24	6.875%, 07/15/28	21
11	7.750%, 02/15/31	10

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
50	R.R. Donnelley & Sons Co., 7.625%, 06/15/20	52
150	Radio Systems Corp., 8.375%, 11/01/19 (e)	157
	Rain CII Carbon LLC/CII Carbon Corp.,
250	8.000%, 12/01/18 (e)	204
EUR 500	Reg. S, 8.500%, 01/15/21	392
144	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	147
1,250	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	1,294
745	Regal Entertainment Group, 5.750%, 03/15/22	756
	Regency Energy Partners LP/Regency Energy Finance Corp.,
3,107	5.000%, 10/01/22	2,972
550	5.500%, 04/15/23	522
500	Revlon Consumer Products Corp., 5.750%, 02/15/21	495
2,020	Reynolds American, Inc., 5.850%, 08/15/45	2,259
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,100	5.750%, 10/15/20	1,128
1,100	6.875%, 02/15/21	1,138
600	9.000%, 04/15/19	609
120	9.875%, 08/15/19	125
840	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23	848
250	Rice Energy, Inc., 7.250%, 05/01/23 (e)	218
1,250	Rite Aid Corp., 6.125%, 04/01/23 (e)	1,325
1,000	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	951
100	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	105
7	RR Donnelley & Sons Co., 6.500%, 11/15/23	7
31	RSP Permian, Inc., 6.625%, 10/01/22	31
43	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	2
	Sabine Pass Liquefaction LLC,
500	5.625%, 04/15/23	462
1,100	5.625%, 03/01/25 (e)	1,009
604	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	604
250	SBA Communications Corp., 4.875%, 07/15/22	248
	Scientific Games International, Inc.,
165	7.000%, 01/01/22 (e)	159
460	10.000%, 12/01/22	354
225	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	223
3,058	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	3,188
1,000	Service Corp. International, 5.375%, 05/15/24	1,048
25	SESI LLC, 6.375%, 05/01/19	24
317	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	333
	Sinclair Television Group, Inc.,
250	5.375%, 04/01/21	251
500	5.625%, 08/01/24 (e)	489
2,000	6.125%, 10/01/22	2,055
	Sirius XM Radio, Inc.,
1,380	5.750%, 08/01/21 (e)	1,426
1,750	6.000%, 07/15/24 (e)	1,809
300	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	307
750	SM Energy Co., 6.500%, 11/15/21	729
	Smithfield Foods, Inc.,
118	5.250%, 08/01/18 (e)	120
710	5.875%, 08/01/21 (e)	733
325	6.625%, 08/15/22	344
3,970	Southern Copper Corp., 5.875%, 04/23/45	3,151
	Spectrum Brands, Inc.,
29	6.125%, 12/15/24 (e)	30
500	6.625%, 11/15/22	534
	Sprint Capital Corp.,
75	6.875%, 11/15/28	54
895	8.750%, 03/15/32	699
	Sprint Communications, Inc.,
268	6.000%, 12/01/16	268
1,030	7.000%, 03/01/20 (e)	1,051
352	7.000%, 08/15/20	292
	Sprint Corp.,
417	7.125%, 06/15/24	319
22	7.250%, 09/15/21	18
404	7.625%, 02/15/25	317
4,939	7.875%, 09/15/23	3,976
171	Station Casinos LLC, 7.500%, 03/01/21	181
	Steel Dynamics, Inc.,
15	5.125%, 10/01/21	15
190	5.500%, 10/01/24	181

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
250	6.375%, 08/15/22	253
200	Stone Energy Corp., 7.500%, 11/15/22	114
505	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	393
300	SUPERVALU, Inc., 7.750%, 11/15/22	279
145	Synchrony Financial, 3.750%, 08/15/21	146
150	Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	135
110	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	51
500	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23	454
133	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.875%, 04/15/23 (e)	132
1,000	TEGNA, Inc., 6.375%, 10/15/23	1,058
1,100	Tempur Sealy International, Inc., 6.875%, 12/15/20	1,162
	Tenet Healthcare Corp.,
300	4.500%, 04/01/21	296
500	4.750%, 06/01/20	505
200	6.000%, 10/01/20	212
200	6.750%, 02/01/20	198
1,000	6.750%, 06/15/23	935
300	8.000%, 08/01/20	305
2,700	8.125%, 04/01/22	2,692
207	Tenneco, Inc., 5.375%, 12/15/24	212
2,100	Terex Corp., 6.000%, 05/15/21	2,048
65	TerraForm Power Operating LLC, 5.875%, 02/01/23 (e)	48
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
156	5.500%, 10/15/19 (e)	162
150	6.250%, 10/15/22 (e)	155
149	Time Warner Cable, Inc., 7.300%, 07/01/38	161
	T-Mobile USA, Inc.,
4	5.250%, 09/01/18	4
21	6.000%, 03/01/23	21
5	6.125%, 01/15/22	5
400	6.250%, 04/01/21	410
661	6.375%, 03/01/25	658
203	6.464%, 04/28/19	208
327	6.625%, 04/01/23	335
1,265	6.633%, 04/28/21	1,308
798	6.731%, 04/28/22	822
203	6.836%, 04/28/23	209
77	Toll Brothers Finance Corp., 4.875%, 11/15/25	76
	Tronox Finance LLC,
50	6.375%, 08/15/20	33
466	7.500%, 03/15/22 (e)	310
702	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	707
85	U.S. Concrete, Inc., 8.500%, 12/01/18	89
200	UCI International, Inc., 8.625%, 02/15/19	100
225	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	213
350	Unit Corp., 6.625%, 05/15/21	271
	United Rentals North America, Inc.,
250	4.625%, 07/15/23	248
385	5.500%, 07/15/25	385
1,600	6.125%, 06/15/23	1,668
1,650	7.625%, 04/15/22	1,774
115	8.250%, 02/01/21	121
710	UnitedHealth Group, Inc., 4.750%, 07/15/45	747
	Universal Health Services, Inc.,
34	3.750%, 08/01/19 (e)	35
47	4.750%, 08/01/22 (e)	48
	Univision Communications, Inc.,
100	5.125%, 05/15/23 (e)	97
200	6.750%, 09/15/22 (e)	207
171	USG Corp., 5.500%, 03/01/25 (e)	175
375	USI, Inc., 7.750%, 01/15/21 (e)	368
	VeriSign, Inc.,
67	4.625%, 05/01/23	66
39	5.250%, 04/01/25	40
	Verizon Communications, Inc.,
2,000	3.500%, 11/01/24	2,006
2,188	4.862%, 08/21/46	2,127
153	Vulcan Materials Co., 4.500%, 04/01/25	153
	Walgreens Boots Alliance, Inc.,
1,000	2.700%, 11/18/19	1,003
200	4.800%, 11/18/44	183
25	WCI Communities, Inc., 6.875%, 08/15/21	26
	Wells Fargo & Co.,
1,225	3.000%, 02/19/25	1,189
1,210	4.900%, 11/17/45	1,232
357	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	360
250	Whiting Petroleum Corp., 5.750%, 03/15/21	227

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Williams Partners LP,
265	4.000%, 09/15/25	217
275	5.100%, 09/15/45	198
	Windstream Services LLC,
130	6.375%, 08/01/23	96
335	7.500%, 06/01/22	258
1,419	7.500%, 04/01/23	1,082
25	7.750%, 10/15/20	21
1,995	7.750%, 10/01/21	1,591
165	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	130
	WMG Acquisition Corp.,
390	5.625%, 04/15/22 (e)	382
200	6.750%, 04/15/22 (e)	178
605	WPX Energy, Inc., 6.000%, 01/15/22	513
1,715	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	1,535
	Zayo Group LLC/Zayo Capital, Inc.,
1,470	6.000%, 04/01/23 (e)	1,415
230	10.125%, 07/01/20	249
2,170	Zebra Technologies Corp., 7.250%, 10/15/22	2,322
	ZF North America Capital, Inc.,
EUR 2,000	2.750%, 04/27/23	2,034
222	4.000%, 04/29/20 (e)	223
167	4.500%, 04/29/22 (e)	164
1,244	4.750%, 04/29/25 (e)	1,201

		323,283

	Total Corporate Bonds (Cost $664,651)	620,419

Foreign Government Securities — 16.5%
	Angola — 0.3%
3,464	Republic of Angola, 9.500%, 11/12/25 (e)	3,464

	Argentina — 0.3%
3,750	Provincia de Buenos Aires, 9.950%, 06/09/21 (e)	3,942

	Cameroon — 0.5%
6,250	Republic of Cameroon, 9.500%, 11/19/25 (e)	6,115

	Hungary — 1.7%
	Republic of Hungary,
HUF 2,895,000	3.000%, 06/26/24	9,536
HUF 3,126,900	5.500%, 06/24/25	12,434

		21,970

	Italy — 2.6%
	Italy Buoni Poliennali Del Tesoro,
EUR 19,200	4.500%, 03/01/24	25,529
EUR 4,690	4.750%, 09/01/44 (e)	7,178

		32,707

	Mexico — 1.9%
MXN 304,514	United Mexican States, 10.000%, 12/05/24	23,350

	Morocco — 0.1%
1,800	Kingdom of Morocco, Reg. S, 4.250%, 12/11/22	1,769

	Pakistan — 0.2%
2,300	Republic of Pakistan, Reg. S, 7.250%, 04/15/19	2,358

	Portugal — 0.9%
EUR 10,403	Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25 (e)	11,513

	Romania — 0.4%
EUR 4,161	Republic of Romania, 3.875%, 10/29/35 (e)	4,537

	South Africa — 1.7%
	Republic of South Africa,
ZAR 144,475	10.500%, 12/21/26	11,354
ZAR 158,000	Series 2032, 8.250%, 03/31/32	10,137

		21,491

	Spain — 2.2%
	Spain Government Bond,
EUR 16,935	3.800%, 04/30/24 (e)	21,336
EUR 4,420	5.150%, 10/31/44 (e)	6,928

		28,264

	United Kingdom — 3.3%
GBP 27,000	United Kingdom Gilt, 1.750%, 01/22/17	41,259

	Uruguay — 0.4%
5,060	Republic of Uruguay, 4.375%, 10/27/27	5,009

	Total Foreign Government Securities (Cost $221,040)	207,748

Loan Assignments — 5.0%
	Australia — 0.0% (g)
841	FMG Resources Pty, Ltd., Term Loan B, VAR, 4.250%, 06/30/19	686

	Canada — 0.2%
1,150	Concordia Healthcare Corp., Initial Dollar Term Loan, VAR, 5.250%, 10/21/21	1,095
40	Garda World Security Corp., Term B Delayed Draw Loan, VAR, 4.003%, 11/06/20	39

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Canada –– continued
158	Garda World Security Corp., Term B Loan, VAR, 4.003%, 11/06/20	153
148	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	139
439	Mitel Networks Corp., Term Loan 2015, VAR, 5.500%, 04/29/22	433
447	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, VAR, 4.000%, 04/01/22	421

		2,280

	Greece — 0.0% (g)
436	Navios Maritime Partners LP, Term Loan, VAR, 5.500%, 06/18/20	430

	Luxembourg — 0.2%
1,035	Auris Luxembourg III Sarl, Facility B-4, VAR, 4.250%, 01/17/22	1,027
475	Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, VAR, 3.750%, 06/30/19 ^	444
998	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, VAR, 4.250%, 03/11/22 ^	988

		2,459

	Netherlands — 0.1%
1,000	NXP B.V./NXP Semiconductor LLC, Term Loan, VAR, 12/31/00 ^[1]	994

	Singapore — 0.1%
	Avago Technologies Ltd., Term Loan,
870	VAR, 11/10/22 ^	861
679	VAR, 3.750%, 05/06/21	678

		1,539

	United Kingdom — 0.1%
847	Virgin Media Investments Holdings Ltd., F Faciity, VAR, 3.500%, 06/30/23	834

	United States — 4.3%
60	Acadia Healthcare, Inc., Tranche B Term Loan, VAR, 4.250%, 02/11/22	60
247	AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17	247
199	Albertsons LLC, Term B-4 Loan, VAR, 5.500%, 08/25/21	198
249	Alliant Holdings I, Inc., Initial Term Loan, VAR, 4.500%, 08/12/22	244
791	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	791
449	American Casino & Entertainment Properties LLC, Term Loan, VAR, 5.000%, 07/07/22	448
390	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20 ^	372
30	Amsurg Corp., Initial Term Loan, VAR, 3.500%, 07/16/21	29
5	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	5
937	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	709
885	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	875
205	Berry Plastics Corp., Term E Loan, VAR, 3.750%, 01/06/21	202
380	Blue Coat Systems, Inc., Initial Term Loan, VAR, 4.500%, 05/20/22	369
998	Calpine Corp., Term Loan, VAR, 3.500%, 05/27/22	970
1,000	CDW LLC/CDW Finance Corp., Term Loan, VAR, 3.250%, 04/29/20 ^	963
1,814	CHG Healthcare Services, Inc., Term Loan, VAR, 4.250%, 11/19/19	1,788
247	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	247
496	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	492
849	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, VAR, 4.000%, 01/27/21	834
942	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20 ^	929
297	CITGO Petroleum Corp., Term B Loan, VAR, 4.500%, 07/29/21	289
200	Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	194
975	Compass investorsOnex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	953
193	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20	191
910	CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22 ^	907
49	DaVita HealthCare Partners, Inc., Tranche B Term Loan, VAR, 3.500%, 06/24/21	49
1,224	Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	1,217
850	Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21	827
92	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	92
317	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	180

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
344	Duff & Phelps Corp., Initial Term B-1 Loan, VAR, 4.750%, 04/23/20	339
495	Duff & Phelps Corp., Term Loan, VAR, 4.750%, 04/23/20	487
17	EFS Cogen Holdings LLC, Term B Advance, VAR, 3.750%, 12/17/20	17
465	Emdeon, Inc., Term B-3 Loan, VAR, 3.750%, 11/02/18	460
510	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/19/16	508
142	Entegris, Inc., Tranche B Term Loan, VAR, 3.500%, 04/30/21	141
100	EWT Holdings III Corp., 2nd Lien Term Loan, VAR, 8.500%, 01/15/22	98
200	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	59
500	First Data Corp., 2021 New Dollar Term Loan, VAR, 4.212%, 03/24/21	498
300	First Data Corp., Term Loan, VAR, 3.712%, 03/23/18	297
494	Freescale Semiconductor, Inc., Term Loan B, VAR, 4.250%, 02/28/20	493
447	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20	409
366	Go Daddy Operating Co., Initial Term Loan, VAR, 4.250%, 05/13/21	364
438	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22	436
87	Halyard Health, Inc., Term Loan, VAR, 4.000%, 11/01/21	86
394	Harland Clarke Holdings Corp., Tranche B-4 Term Loan, VAR, 6.000%, 08/04/19 ^	387
247	Hearthside Group Holdings, Term Loan, VAR, 4.500%, 06/02/21	243
888	HUB International Ltd., Initial Term Loan, VAR, 4.000%, 10/02/20	859
379	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	351
1,116	IASIS Healthcare LLC/IASIS Capital Corp., Term Loan B, VAR, 4.500%, 05/03/18	1,098
550	iHeartCommunications, Inc., Term Loan D, VAR, 6.982%, 01/30/19	397
24	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.732%, 07/30/19	17
497	IMS Health, Inc., Term Loan, VAR, 3.500%, 03/17/21	492
249	Infor US, Inc., Tranche B-5 Term Loan, VAR, 3.750%, 06/03/20	237
497	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.503%, 07/30/18	489
796	Intrawest Operations Group, Initial Term Loan, VAR, 4.750%, 12/09/20	793
1,743	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	1,729
493	J.C. Penney Co., Inc., Term Loan, VAR, 6.000%, 05/22/18	489
500	JELD-WEN, Inc., Term B-1 Loan, VAR, 5.000%, 07/01/22	497
38	Landmark Aviation, Canadian Term Loan, VAR, 4.750%, 10/25/19	38
959	Landmark US Member LLC, Term Loan, VAR, 4.750%, 10/25/19	956
160	Landry’s, Inc., Term Loan, VAR, 4.000%, 04/24/18	160
40	Mallinckrodt International Finance, Incremental Term B-1 Loan, VAR, 3.500%, 03/19/21	38
99	Mauser AG (FKA Pertus Sechzehnte GmbH), Initial Dollar 1st Lien Term Loan, VAR, 4.500%, 07/31/21	97
81	McGraw-Hill Education Holdings LLC, Term Loan, VAR, 4.750%, 03/22/19	81
590	Media General, Inc., Term B Loan, VAR, 4.000%, 07/31/20	586
497	MGM Resorts International, Term B Loan, VAR, 3.500%, 12/20/19	494
330	MPH Acquisition Holdings LLC, Initial Term Loan, VAR, 3.750%, 03/31/21	320
745	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20	729
465	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	453
681	New Albertsons, Inc., Term B Loan, VAR, 4.750%, 06/27/21 ^	675
99	New Albertsons, Inc., Term Loan B-2, VAR, 5.375%, 03/21/19	98
998	NVA Holdings, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/14/21	996
31	OCI Beaumont LLC, Term Loan B-3, VAR, 6.500%, 08/20/19	31
330	On Assignment, Inc., Initial Term B Loan, VAR, 3.750%, 06/03/22	329
40	Ortho-Clinical Diagnostics, Inc., Initial Term Loan, VAR, 4.750%, 06/30/21	37
489	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	485

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
247	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	135
290	Packers Holdings LLC, Initial Term Loan, VAR, 5.000%, 12/02/21	288
396	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	232
256	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	251
333	PGX Holdings, Inc., 1st Lien Initial Term Loan, VAR, 5.750%, 09/29/20	330
196	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	193
104	Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21	104
499	Quikrete Holdings, Inc., 1st Lien Initial Loan, VAR, 4.000%, 09/28/20 ^	495
22	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	22
500	Rite Aid Corp., 2nd Lien Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	500
249	Riverbed Technology, Inc., Term Loan, VAR, 6.000%, 04/25/22	248
1,802	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	1,691
1,707	Sage Products Holdings III LLC, Term Loan, VAR, 4.250%, 12/13/19	1,693
1,761	Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	1,630
198	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	99
494	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	464
118	Sedgwick Claims Management Services, Inc., 1st Lien Initial Term Loan, VAR, 3.750%, 03/01/21	115
435	Sedgwick Claims Management Services, Inc., 2nd Lien Initial Term Loan, VAR, 6.750%, 02/28/22	399
198	Staples, Inc., Term Loan, VAR, 04/21/21 ^	196
2,184	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/14/22	2,118
889	Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	882
1,498	Summit Materials Co. I LLC, Term Loan, VAR, 4.250%, 07/18/22 ^	1,481
297	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	296
37	Tempur Sealy International, Inc., Term B Loan, VAR, 3.500%, 03/18/20	37
250	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.676%, 10/10/17 (d)	85
125	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.676%, 06/30/16 (d)	40
1,507	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	1,498
992	Tronox Ltd., Term Loan, VAR, 4.250%, 03/19/20 ^	904
469	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	461
1,292	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	1,271
563	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21 ^	556
49	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	47
99	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	97
373	Zebra Technologies Corp., Initial Term Loan, VAR, 4.750%, 10/27/21	373

		54,275

	Total Loan Assignments (Cost 65,623)	63,497

Preferred Securities — 4.6% (x)
	Belgium — 0.2%
EUR 2,370	KBC Groep N.V., VAR, 5.625%, 03/19/19	2,512

	Denmark — 0.1%
	Danske Bank A/S,
EUR 420	VAR, 5.750%, 04/06/20	452
EUR 950	VAR, 5.875%, 04/06/22	1,020

		1,472

	France — 0.5%
541	BNP Paribas S.A., VAR, 7.375%, 08/19/25 (e)	556
EUR 550	BPCE S.A., VAR, 6.117%, 10/30/17	622
	Credit Agricole S.A.,
EUR 1,720	Reg. S, VAR, 6.500%, 06/23/21	1,864
GBP 450	VAR, 8.125%, 10/26/19	756
2,330	Societe Generale S.A., VAR, 8.000%, 09/29/25 (e)	2,374

		6,172

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Preferred Securities — continued
	Germany — 0.0% (g)
EUR 300	Allianz SE, VAR, 4.750%, 10/24/23	347

	Ireland — 0.3%
EUR 2,770	Bank of Ireland, VAR, 7.375%, 06/18/20	3,039

	Italy — 0.3%
	Intesa Sanpaolo S.p.A.,
2,165	VAR, 7.700%, 09/17/25 (e)	2,203
EUR 1,400	VAR, 8.375%, 10/14/19	1,744

		3,947

	Netherlands — 0.1%
	Telefonica Europe B.V.,
EUR 400	VAR, 4.200%, 12/04/19	427
EUR 100	VAR, 5.875%, 03/31/24	110
EUR 700	VAR, 6.500%, 09/18/18	793
EUR 100	VAR, 7.625%, 09/18/21	120

		1,450

	Spain — 0.1%
1,400	Banco Bilbao Vizcaya Argentaria S.A., VAR, 9.000%, 05/09/18	1,505

	Sweden — 0.3%
	Skandinaviska Enskilda Banken AB,
2,240	VAR, 5.750%, 05/13/20	2,210
EUR 700	VAR, 7.092%, 12/21/17	815
700	Svenska Handelsbanken AB, VAR, 5.250%, 03/01/21	678
600	Swedbank AB, VAR, 5.500%, 03/17/20	594

		4,297

	Switzerland — 0.3%
1,190	Credit Suisse Group AG, VAR, 6.250%, 12/18/24 (e)	1,186
	UBS Group AG,
EUR 1,025	VAR, 5.750%, 02/19/22	1,132
723	VAR, 7.125%, 02/19/20	755

		3,073

	United Kingdom — 0.9%
GBP 580	HBOS Capital Funding LP, VAR, 6.461%, 11/30/18	928
200	HSBC Holdings plc, VAR, 6.375%, 03/30/25	200
GBP 1,000	Legal & General Group plc, VAR, 6.385%, 05/02/17	1,555
1,762	Lloyds Banking Group plc, VAR, 7.500%, 06/27/24	1,896
GBP 1,980	Nationwide Building Society, VAR, 6.875%, 06/20/19	3,027
GBP 1,940	Santander UK Group Holdings plc, VAR, 7.375%, 06/24/22	2,987
GBP 638	Standard Life plc, VAR, 6.750%, 07/12/27	1,076

		11,669

	United States — 1.5%
	Bank of America Corp.,
5,355	Series AA, VAR, 6.100%, 03/17/25	5,385
50	Series K, VAR, 8.000%, 01/30/18	52
	Citigroup, Inc.,
40	VAR, 5.950%, 01/30/23	39
972	Series M, VAR, 6.300%, 05/15/24	956
2,773	Series O, VAR, 5.875%, 03/27/20	2,738
2,020	Series R, VAR, 6.125%, 11/15/20	2,052
	Goldman Sachs Group, Inc. (The),
225	Series L, VAR, 5.700%, 05/10/19	225
1,630	Series M, VAR, 5.375%, 05/10/20	1,628
2,470	Morgan Stanley, Series J, VAR, 5.550%, 07/15/20	2,461
1,350	SunTrust Banks, Inc., VAR, 5.625%, 12/15/19	1,357
1,265	Wells Fargo & Co., Series U, VAR, 5.875%, 06/15/25	1,333

		18,226

	Total Preferred Securities (Cost $59,502)	57,709

SHARES
Preferred Stocks — 0.0% (g)
	Cayman Islands — 0.0% (g)
— (h)	XLIT Ltd., Series D, VAR, 3.441%, 12/28/15 ($1,000 par value) @	48

		—
	United States — 0.0% (g)
1	Ally Financial, Inc., Series G, 7.000%, 12/14/15 (e) @	545

	Total Preferred Stocks (Cost $592)	593

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Options Purchased — 0.0% (g)
	United States — 0.0% (g)
	Call Option Purchased — 0.0% (g)
388	10 Year U.S. Treasury Note, Expiring 02/19/16, at $126.00, American Style	534

	Total Options Purchased (Cost $498)	534

SHARES
Short-Term Investment — 3.8%
	Investment Company — 3.8%
47,609	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $47,609)	47,609

	Total Investments — 97.9% (Cost $1,297,664)	1,233,251
	Other Assets in Excess of Liabilities — 2.1% (c)	26,007

	NET ASSETS — 100.0%	$1,259,258

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
17	Euro Bobl	12/08/15	EUR	2,336	26
436	10 Year Australian Government Bond	12/15/15	AUD	39,995	218
61	10 Year U.S. Treasury Note	03/21/16	USD	7,713	(4)
35	U.S. Treasury Long Bond	03/21/16	USD	5,390	15
218	U.S. Treasury Ultra Bond	03/21/16	USD	34,539	217
	Short Futures Outstanding
(95)	Euro Bund	12/08/15	EUR	(15,890)	(437)
(13)	Euro-Buxl 30-Year Bond	12/08/15	EUR	(2,145)	(66)
(514)	90 Day Eurodollar	03/14/16	USD	(127,684)	31
(226)	Long Gilt	03/29/16	GBP	(40,073)	(189)
(97)	2 Year U.S. Treasury Note	03/31/16	USD	(21,102)	(11)
(811)	5 Year U.S. Treasury Note	03/31/16	USD	(96,249)	(116)
(2,238)	90 Day Sterling	09/21/16	GBP	(418,129)	(491)

					(807)

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
606	EUR	Goldman Sachs International	12/18/15	645	641	(4)
385	EUR	Royal Bank of Canada	12/18/15	407	407	— (h)
807	EUR	State Street Corp.	12/18/15	866	853	(13)

147	GBP	Goldman Sachs International	12/18/15	224	222	(2)

				2,142	2,123	(19)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT NOVEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,114	AUD	Goldman Sachs International	12/18/15	2,964	2,973	(9)

73,319	EUR	Deutsche Bank AG	12/18/15	78,663	77,502	1,161
310	EUR	Goldman Sachs International	12/18/15	328	328	— (h)
3,826	EUR	HSBC Bank, N.A.	12/18/15	4,077	4,045	32
175,810	EUR	Morgan Stanley	12/18/15	187,632	185,842	1,790
1,588	EUR	Royal Bank of Canada	12/18/15	1,691	1,678	13

28,884	GBP	Merrill Lynch International	12/18/15	43,866	43,505	361
36,670	GBP	Standard Chartered Bank	12/18/15	55,719	55,231	488
188	GBP	State Street Corp.	12/18/15	285	283	2

6,418,714	HUF	Standard Chartered Bank	12/18/15	22,064	21,812	252

399,355	MXN	Standard Chartered Bank	12/18/15	23,703	24,061	(358)

328,055	ZAR	BNP Paribas	12/18/15	22,962	22,623	339

				443,954	439,883	4,071

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
EUR	—	Euro
GBP	—	British Pound
GMAC	—	General Motors Acceptance Corp.
HUF	—	Hungarian Forint
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
MXN	—	Mexican Peso
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2015.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2015.
ZAR	—	South African Rand
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2015.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of November 30, 2015.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of November 30, 2015.
^	—	All or a portion of the security is unsettled as of November 30, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
[1]	—	Security matures in 2100.

As of November 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	4,330
Aggregate gross unrealized depreciation	(68,743)

Net unrealized appreciation/depreciation	(64,413)

Federal income tax cost of investments	1,297,664

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward Foreign Currency Exchange Contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at November 30, 2015.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Cayman Islands	$—	$3,613	$250	$3,863
Ireland	—	—	785	785
Italy	—	40	—	40
United States	—	16,080	48,298	64,378

Total Asset-Backed Securities	—	19,733	49,333	69,066

Collateralized Mortgage Obligations
Agency CMO
United States	—	19,705	—	19,705
Non-Agency CMO
Italy	—	—	122	122
Spain	—	103	—	103
United States	—	26,467	—	26,467

Total Collateralized Mortgage Obligations	—	46,275	122	46,397

Commercial Mortgage-Backed Securities
Cayman Islands	—	255	110	365
United States	—	70,043	25,564	95,607

Total Commercial Mortgage-Backed Securities	—	70,298	25,674	95,972

Convertible Bonds
Netherlands	—	1,807	—	1,807
United States	—	21,882	—	21,882

Total Convertible Bonds	—	23,689	—	23,689

Corporate Bonds
Australia	—	211	—	211
Bahamas	—	—	305	305
Belgium	—	2,982	—	2,982
Bermuda	—	481	—	481
Canada	—	16,128	—	16,128
Cayman Islands	—	4,298	—	4,298
Chile	—	3,360	—	3,360
Croatia	—	1,420	—	1,420

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Denmark	$—	$308	$—		$308
France	—	32,554	—		32,554
Germany	—	22,774	—		22,774
Hong Kong	—	3,776	—		3,776
India	—	1,646	—		1,646
Ireland	—	16,429	—		16,429
Italy	—	14,428	—		14,428
Japan	—	199	—		199
Luxembourg	—	57,246	—		57,246
Mexico	—	4,942	—		4,942
Netherlands	—	21,782	—		21,782
Norway	—	4,198	—		4,198
Singapore	—	201	—		201
South Korea	—	3,814	—		3,814
Spain	—	1,607	—		1,607
Sweden	—	4,438	—		4,438
Switzerland	—	7,417	—		7,417
United Kingdom	—	70,192	—		70,192
United States	—	323,283	—	(a)	323,283

Total Corporate Bonds	—	620,114	305		620,419

Foreign Government Securities	—	207,748	—		207,748
Preferred Securities
Belgium	—	2,512	—		2,512
Denmark	—	1,472	—		1,472
France	—	6,172	—		6,172
Germany	—	347	—		347
Ireland	—	3,039	—		3,039
Italy	—	3,947	—		3,947
Netherlands	—	1,450	—		1,450
Spain	—	1,505	—		1,505
Sweden	—	4,297	—		4,297
Switzerland	—	3,073	—		3,073
United Kingdom	—	11,669	—		11,669
United States	—	18,226	—		18,226

Total Preferred Securities	—	57,709	—		57,709

Preferred Stocks
Cayman Islands	—	48	—		48
United States	545	—	—		545

Total Preferred Stocks	545	48	—		593

Common Stock
United States	18	—	—		18

Loan Assignments
Australia	—	686	—		686
Canada	—	2,280	—		2,280
Greece	—	430	—		430
Luxembourg	—	2,459	—		2,459
Netherlands	—	994	—		994
Singapore	—	1,539	—		1,539
United Kingdom	—	834	—		834
United States	—	54,081	194		54,275

Total Loan Assignments	—	63,303	194		63,497

Options Purchased
Call Option Purchased	534	—	—		534

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investment
Investment Company	$47,609	$—	$—	$47,609

Total Investments in Securities	$48,706	$1,108,917	$75,628	$1,233,251

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,438	$—	$4,438
Futures Contracts	507	—	—	507

Total Appreciation in Other Financial Instruments	$507	$4,438	$—	$4,945

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(386)	$—	$(386)
Futures Contracts	(1,314)	—	—	(1,314)
Options Written
Call Options Written	(133)	—	—	(133)

Total Depreciation in Other Financial Instruments	$(1,447)	$(386)	$—	$(1,833)

(a)	Value is zero.

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of August 31, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2015
Investments in Securities
Asset-Backed Securities - Cayman Islands	$250	$—	$—	$—	$—	$—	$—	$—	$250
Asset-Backed Securities - Ireland	785	—	—	—	—	—	—	—	785
Asset-Backed Securities - United States	41,556	—	(147)	15	4,346	(1,969)	10,492	(5,995)	48,298
Collateralized Mortgage Obligations - Non-Agency CMO - Italy	129	—	(7)	—	—	—	—	—	122
Commercial Mortgage-Backed Securities - Cayman Islands	111	—	(1)	—	—	—	—	—	110
Commercial Mortgage-Backed Securities - United States	33,667	(333)	(97)	1	—	(5,007)	—	(2,667)	25,564
Corporate Bonds - Bahamas	—	—	(138)	2	—	—	441	—	305
Corporate Bonds - United States	5	—	(5)	—	—	—	—	—	—	(a)
Loan Assignments - United States	196	—	(2)	—	—	—	—	—	194

	$76,699	$(333)	$(397)	$18	$4,346	$(6,976)	$10,933	$(8,662)	$75,628

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers between Level 2 to Level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(565,000).

Global Bond Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$42,652	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 18.00% (1.54%)
			Constant Default Rate	0.00% - 38.00% (14.99%)
			Yield (Discount Rate of Cash Flows)	2.53% - 6.74% (4.20%)

Asset-Backed Securities	42,652

	122	Discounted Cash Flow	Constant Prepayment Rate	3.20% (3.20%)
			Constant Default Rate	0.50% (0.50%)
			Yield (Discount Rate of Cash Flows)	1.07% (1.07%)

Collateralized Mortgage Obligations	122

	23,512	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.03% - 28.39% (5.96%)

Commercial Mortgage-Backed Securities	23,512

Total	$66,286

# The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At November 30, 2015, the value of these investments was approximately $9,342,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used instruments including futures and forward foreign currency exchange contracts in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to gain or reduce exposure to the stock and bond markets, maintain liquidity and minimize transaction costs. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). As of November 30, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 27, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
January 27, 2016